File Nos. 2-92285 811-4074
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 30	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No. 30	[ X ]

(Check appropriate box or boxes.)

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York	10166
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
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	on	(date)	pursuant to paragraph (b)

----

60 days after filing pursuant to paragraph (a)(i)
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X	on	March 1, 2005 pursuant to paragraph (a)(i)
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75 days after filing pursuant to paragraph (a)(ii)
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	on	(date)	pursuant to paragraph (a)(ii) of Rule 485
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If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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General New York
Municipal Bond Fund,	Inc.

Seeks income exempt from federal, New York state and New York city income taxes

PROSPECTUS March 1, 2005

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	3
Expenses	4
Management	5
Financial Highlights	7

Your Investment

Account Policies	8
Distributions and Taxes	12
Services for Fund Investors	13
Instructions for Regular Accounts	14

For More Information

See back cover.

The Fund

General New York Municipal Bond Fund, Inc.
Ticker Symbol: GNYMX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.

The fund will invest at least 65% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 35% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond’s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with the portfolio manager’s changing views of the current interest rate and market environment.The portfolio manager may also look to select bonds that are most likely to obtain attractive prices when sold.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.

Concepts to understand

Municipal bonds: debt securities that provide income free from federal income tax, and state income tax if you live in the issuing state. Municipal bonds are typically of two types:

• general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

• revenue bonds, which are payable from the revenue source, such as charges for water and sewer service or highway tolls

Dollar-weighted average maturity: an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund.

Investment grade bonds: independent rating organizations analyze and evaluate a bond issuer’s, and/or any credit enhancer’s, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer’s, and/or any credit enhancer’s, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

The Fund 1

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, which means you could lose money.

  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the fund’s effective maturity and duration, the more its share price is likely to react to interest rates.
  Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing abil- ity to make principal and interest payments.The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically.
  State-specific risk. The fund is subject to the risk that New York’s economy, and the revenues underlying its municipal bonds, may decline.
  Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.
  Market sector risk. The fund may significantly over- weight or underweight certain industries or mar- ket sectors, which may cause the fund’s perfor- mance to be more or less sensitive to develop- ments affecting those industries or sectors.
  Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), swaps, and inverse floaters. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments.
  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers.Therefore, the fund’s per- formance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Other potential risks

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in taxable bonds and/or municipal bonds that pay income exempt only from federal income tax.

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities or money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns compared to those of the Lehman Brothers Municipal Bond Index, a widely recognized, unmanaged non-New York-specific index of long-term municipal bond performance. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Best Quarter:	Q1 ’95	+6.86%
Worst Quarter:	Q1 ’96	-2.59%

Average annual total returns as of 12/31/04

	1 Year	5 Years	10 Years

Fund
returns before taxes	3.16%	6.41%	6.17%

Fund
returns after taxes
on distributions	3.16%	6.34%	6.03%

Fund
returns after taxes
on distributions and
sale of fund shares	3.45%	6.16%	5.96%

Lehman Brothers
Municipal Bond Index*
reflects no deduction for
fees, expenses or taxes	4.48%	7.20%	7.06%

*	Unlike the fund, the Lehman Index is not composed of bonds of a single state.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table

Shareholder transaction fees
% of transaction amount
Maximum redemption fee	0.10%
charged only when selling shares you
have owned for less than 30 days

Annual fund operating expenses
% of average daily net assets
Management fees	0.60%
Rule 12b-1 fee (distribution and servicing)	0.20%
Other expenses	0.10%

Total	0.90%

Expense example
1 Year	3 Years	5 Years	10 Years

$92	$287	$498	$1,108

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing the fund’s shares, advertising and marketing, and shareholder account service and maintenance. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

4

MANAGEMENT
Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $157 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.60% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $4.0 trillion of assets under management, administration or custody, including approximately $707 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Monica Wieboldt has managed the fund since June 1988 and has been a portfolio manager at Dreyfus since November 1983. Ms. Wieboldt also manages several other Dreyfus municipal bond funds.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus funds and the Dreyfus Founders funds (together, the funds). In September 2004, plaintiffs served a consolidated amended complaint (the amended complaint) on behalf of a purported class of all persons who acquired interests in any of the funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the funds. The amended complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation, Premier Mutual Fund Services, Inc. and two additional fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the funds that were closed to new investors.The amended complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the amended complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse effect on the funds or Dreyfus’ ability to perform its contract with the funds.

The Fund 5

MANAGEMENT (continued)
Distributor

The fund’s distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6

FINANCIAL HIGHLIGHTS

This table describes the fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distribu-

tions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Year Ended October 31,
	2004	2003	2002 [1]	2001	2000

Per-Share Data ($):
Net asset value, beginning of period	19.97	20.26	20.10	19.19	18.65

Investment operations: Investment income — net	.79 [2]	.85 [2]	.90 [2]	.92	.94

Net realized and unrealized gain
(loss) on investments	.17	(.10)	.17	.91	.58
Total from investment operations	.96	.75	1.07	1.83	1.52

Distributions: Dividends from investment income — net	(.79)	(.85)	(.91)	(.92)	(.94)

Dividends from net realized gain on investments	(.13)	(.19)	—	(.00) [3]	(.04)

Total distributions	(.92)	(1.04)	(.91)	(.92)	(.98)
Net asset value, end of period	20.01	19.97	20.26	20.10	19.19
Total Return (%)	4.90	3.77	5.46	9.74	8.36

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	.88	.89	.89	.91

Ratio of net expenses to average net assets	.89	.88	.89	.89	.91

Ratio of net investment income to average net assets	3.99	4.22	4.54	4.67	4.96
Portfolio turnover rate	21.48	31.28	26.35	17.77	18.98

Net assets, end of period ($ x 1,000)	309,664	317,851	331,728	341,713	329,891

1 As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on a scientific basis for debt securities.The effect of this change for the period ended October 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets by less than .01%. Per-share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding at each month end.

3 Amount represents less than $.01 per share.

The Fund 7

Your Investment

ACCOUNT POLICIES
Buying shares

You pay no sales charges to invest in this fund.

Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business.

Your order will be priced at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Because the fund seeks tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

When calculating its NAV, the fund’s investments generally are valued by an independent pricing service approved by the fund’s board.The pricing service’s procedures are reviewed under the general supervision of the board. If valuations for investments (received from the pricing service or otherwise) are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with the procedures approved by the fund’s board. Fair value of investments may be done by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Using fair value to price investments may result in a value that is different from a security’s most recent price and from prices used by other mutual funds to calculate their net asset values.

Minimum investments

	Initial	Additional

Regular accounts	$2,500	$100
		$500 for Dreyfus
		TeleTransfer investments

Dreyfus automatic	$100	$100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

8

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

If you are selling or exchanging shares you have owned for less than 30 days, the fund may deduct a 0.10% redemption fee (not charged on shares sold through the Checkwriting Privilege, Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through dividend reinvestment).

Limitations on selling shares by phone or online through Dreyfus.com

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

*	Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 9

ACCOUNT POLICIES (continued)

General policies

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations.Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusu- al market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securi- ties rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, includ- ing those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus/Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade.At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, con-trol or perceived affiliation.

10

Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the selling agreements between the distributor and financial intermediaries include obligations to comply with all applicable federal and state securities laws and rules, regulations, requirements and conditions of all applicable regulatory and self-regulatory agencies or authorities. Moreover, the intermediaries agree that the fund’s procedures relating to all orders and the handling thereof will be subject to the terms of the prospectus and the distributor’s written instructions. In order to seek assurances that such intermediaries comply with rules and regulations, all intermedi-aries, including those whose trades occur through omnibus accounts, have been sent written reminders of their obligations under the selling agreements, specifically highlighting rules relating to late trading. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

Although these policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discre-tionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution for further information.

Your Investment 11

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal, New York state and New York city personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For New York state and New York city personal income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to New York state and New York city personal income taxes.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

12

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling

1-800-645-6561.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
one Dreyfus fund into another
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges from
Exchange Privilege	one Dreyfus fund into another.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus funds.

Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more.These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $500 or more from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Dreyfus Express® voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more —when it’s convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

Your Investment 13

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

The Dreyfus Family of Funds

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

14

INSTRUCTIONS FOR **REGULAR ACCOUNTS** (continued)

	TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
Online (www.dreyfus.com)	———	**Dreyfus TeleTransfer** Request Dreyfus TeleTransfer on your application. Visit the Dreyfus website to request your transaction.	**Wire** Visit the Dreyfus website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank. **Dreyfus TeleTransfer** Visit the Dreyfus website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check. **Check** Visit the Dreyfus website to request your transaction. A check will be sent to the address of record.
Automatically	**With an initial investment** Indicate on your application which automatic service(s) you want. Return your application with your investment. **Without any initial investment** Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.	**All services** Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.	**Dreyfus Automatic Withdrawal Plan** Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $5,000 or more.

Your Investment 15

NOTES

NOTES

For More Information

General New York
Municipal Bond Fund, Inc.

SEC file number: 811-4074

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, on its website at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds –Mutual Fund Total Holdings.The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available (i) in the fund’s SAI, and (ii) on the fund’s website at www.dreyfus.com.

To obtain information:
By telephone Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2005 Dreyfus Service Corporation

______________________________________________________________________________

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.
STATEMENT OF ADDITIONAL INFORMATION
MARCH 1, 2005

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of General New York Municipal Bond Fund, Inc. (the “Fund”), dated March 1, 2005, as the Prospectus may be revised from time to time. To obtain a copy of the Fund’s Prospectus, please call your financial adviser, write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call one of the following numbers:

Call Toll Free 1-800-645-6561
In New York City -- Call 1-718-895-1206
Outside the U.S. -- Call 516-794-5452

The Fund’s most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

DESCRIPTION OF THE FUND

The Fund is a Maryland corporation formed on November 19, 1984. The Fund is an open-end management investment company, known as a municipal bond fund. As a municipal bond fund, the Fund invests in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax (“Municipal Bonds”).

The Dreyfus Corporation (the “Manager”) serves as the Fund’s investment adviser.

Dreyfus Service Corporation (the “Distributor”) is the distributor of the Fund’s shares.

Certain Portfolio Securities

The following information supplements and should be read in conjunction with the Fund’s Prospectus.

New York Municipal Bonds. As a fundamental policy, the Fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in Municipal Bonds of the State of New York, its political subdivisions, authorities and corporations, and certain other specified securities, that provide income exempt from Federal, New York State and New York City personal income taxes (collectively, “New York Municipal Bonds”). To the extent acceptable New York Municipal Bonds are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other Municipal Bonds. Municipal Bonds generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Bonds are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Bonds include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Bonds bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the securities’ interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Bonds are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related security and purchased and sold separately.

The yields on Municipal Bonds are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Bond market, size of a particular offering, maturity of the obligation and rating of the issue.

Municipal Bonds include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax (AMT). The Fund may invest without limitation in such Municipal Bonds if the Manager determines that their purchase is consistent with the Fund’s investment objective.

Certain Tax Exempt Obligations. The Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals, in each case being upon not more than 30 days’ notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Fund will meet the quality criteria established for its purchase of Municipal Bonds.

Tax Exempt Participation Interests. The Fund may purchase from financial institutions participation interests in Municipal Bonds (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the Municipal Bond. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund’s Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days’ notice, for all or any part of the Fund’s participation interest in the Municipal Bond plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Bond, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

Municipal lease obligations or installment purchase contract obligations (collectively, “lease obligations”) have special risks not ordinarily associated with Municipal Bonds. Although lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation ordinarily is backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligation. However certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain lease obligations may be considered illiquid. Determination as to the liquidity of such securities is made in accordance with guidelines established by the Fund’s Board. Pursuant to such guidelines, the Board has directed the Manager to monitor carefully the Fund’s investment in such securities with particular regard to: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers and the mechanics of transfer; and (5) such other factors concerning the trading market for the lease obligation as the Manager may deem relevant. In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the Fund’s Board has directed the Manager to consider: (a) whether the lease can be canceled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee’s general credit (e.g., its debt, administrative, economic, and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an “event of nonappropriation”); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as the Manager may deem relevant.

Tender Option Bonds. The Fund may purchase tender option bonds. A tender option bond is a Municipal Bond (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Manager, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Bond, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Bond and for other reasons.

The Fund will purchase tender option bonds only when the Manager is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Bonds and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

Custodial Receipts. The Fund may purchase custodial receipts representing the right to receive certain future principal and interest payments on Municipal Bonds which underlie the custodial receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of Municipal Bonds deposits such obligations with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted, and ownership changes, based on an auction mechanism. The interest rate on this class generally is expected to be below the coupon rate of the underlying Municipal Bonds and generally is at a level comparable to that of a Municipal Bond of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, but in this case inversely to changes in the rate of interest of the first class. The aggregate interest paid with respect to the two classes will not exceed the interest paid by the underlying Municipal Bonds. The value of the second class and similar securities should be expected to fluctuate more than the value of a Municipal Bond of comparable quality and maturity, which would increase the volatility of the Fund’s net asset value. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, Municipal Bonds having characteristics similar to custodial receipts. These securities may be issued as part of a multi-class offering and the interest rate on certain classes may be subject to a cap or floor.

Ratings of Municipal Bonds. The Fund will invest at least 65% of the value of its net assets in securities which, in the case of Municipal Bonds, are rated no lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch” and, together with Moody’s and S&P, the “Rating Agencies”). The Fund may invest up to 35% of the value of its net assets in securities which, in the case of Municipal Bonds, are rated lower than Baa by Moody’s and BBB by S&P and Fitch and as low as the lowest rating assigned by a Rating Agency. The Fund also may invest in securities which, while not rated, are determined by the Manager to be of comparable quality to the rated securities in which the Fund may invest; for purposes of the 65% requirement described in this paragraph, such unrated securities will be considered to have the rating so determined.

The average distribution of investments (at value) in Municipal Bonds (including notes) by ratings for the fiscal year ended October 31, 2004, computed on a monthly basis, was as follows:

.					Percentage of
Fitch	or	Moody’s	or	S&P	Value

AAA		Aaa		AAA	46.0%
AA		Aa		AA	32.3%
A		A		A	13.7%
BBB		Baa		BBB	3.0%
F-1+/F-1		VMIG1/MIG1, P-1		SP-1+/SP-1, A-1	1.4%
Not Rated		Not Rated		Not Rated	3.6% *
					100.0%

Subsequent to its purchase by the Fund, an issue of rated obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such obligations by the Fund, but the Manager will consider such event in determining whether the Fund should continue to hold the obligations. To the extent that the ratings given by a Rating Agency for obligations may change as a result of changes in such organization or its rating system, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

Stand-By Commitments. The Fund may acquire “stand-by commitments” with respect to Municipal Bonds, held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund’s option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Bond and similarly decreasing such security’s yield to investors. Gains realized in connection with stand-by commitments will be taxable. The Fund also may acquire call options on specific Municipal Bonds. The Fund generally would purchase these call options to protect the Fund from the issuer of the related Municipal Bond redeeming, or other holder of the call option from calling away, the Municipal Bond before maturity. The sale by the Fund of a call option that it owns on a specific Municipal Bond could result in the receipt of taxable income by the Fund.

Taxable Investments. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund’s net assets) or for

* Included in the Not Rated category are securities comprising 3.6% of the Fund’s market value which, while not rated, have been determined by the Manager to be of comparable quality to securities in the following rating categories: Baa/BBB (3.1%) and Ba/BB (0.5%).

temporary defensive purposes, the Fund may invest in taxable short-term investments (“Taxable Investments”) consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody’s, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion dollars or more; time deposits; bankers’ acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See “Dividends, Distributions and Taxes.” Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund’s net assets be invested in Taxable Investments. When the Fund has adopted a temporary defensive position, including when acceptable New York Municipal Bonds are unavailable for investment by the Fund, in excess of 20% of the Fund’s net assets may be invested in securities that are not exempt from New York state and New York city personal income taxes. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

Zero Coupon, Pay-In-Kind and Step-Up Securities. The Fund may invest in zero coupon securities which are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date or cash payment date; pay-in-kind bonds, which are debt securities that generally pay interest through the issuance of additional bonds; and step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. For zero coupon securities, the amount of any discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interest in such stripped debt obligations and coupons. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds which pay cash interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investments. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See “Dividends, Distributions and Taxes. “

Investment Companies. The Fund may invest in securities issued by other investment companies. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that the Fund’s aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See “Lending Portfolio Securities.”

Illiquid Securities. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund’s investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Investment Techniques

The following information supplements and should be read in conjunction with the Fund’s Prospectus. The Fund’s use of certain of the investment techniques described below may give rise to taxable income.

Derivatives. The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would. Examples of derivative instruments that the Fund may use include options contracts, futures contracts, options of futures contracts, and swap agreements. The Fund’s portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance.

If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The Fund will not be a commodity pool. In addition, as a registered investment company, the Fund has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility for an exclusion from the definition of commodity pool operator and, therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Futures Transactions--In General. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchanges, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain or it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

The Fund may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund’s net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Successful use of futures and options with respect thereto by the Fund also is subject to the Manager’s ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund’s ability otherwise to invest those assets.

Specific Futures Transactions. The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Swap Transactions. The Fund may engage in swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors to mitigate risk, manage duration and reduce portfolio turnover. Swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors, may be individually negotiated and include exposure to a variety of different interest rates. Swaps involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based upon an agreed upon principal amount (referred to as the “notional principal amount”). Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party A. Swap agreements can take many forms and are known by a variety of names.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     In a typical interest rate lock transaction, if Party A desires to lock in a particular interest rate on a given date it may enter into an agreement to pay, or receive a payment from, Party B based on the yield of a reference index or security, such as a Municipal Bond or U.S. Treasury security. At the maturity of the term of the agreement, one party makes a payment to the other party as determined by the relative change in the yield of the reference security or index. An interest rate lock transaction may be terminated prior to its stated maturity date by calculating the payment due as of the termination date, which generally differs from the make-whole provisions for an early termination of an interest rate swap transaction in which the party terminating the swap early is required to give its counterparty the economic benefit of the transaction.

     The Fund will set aside cash or permissible liquid assets to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (that is, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or permissible liquid assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.

     The most important factor in the performance of a swap agreement is the change in the specific interest rate or other factor(s) that determine the amounts of payments due to and from the Fund. If a swap agreement called for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement could decline, potentially resulting in losses.

     The Fund will enter into swaps, interest rate locks, caps, collars and floors only with banks and recognized securities dealers believed by the Manager to present minimal credit risks. If there were a default by the other party to such transaction, the Fund would have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreement relating to the transaction.

     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

The Fund will enter into swap transactions only when the Manager believes it would be in the best interests of the Fund’s shareholders to do so. Depending on the circumstances, gains from a swap transaction can be treated either as taxable ordinary income or as short- or long-term capital gains.

Options--In General. The Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Successful use by the Fund of options will be subject to the Manager’s ability to predict correctly movements in interest rates. To the extent the Manager’s predictions are incorrect, the Fund may incur losses.

Future Developments. The Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund’s total assets (including the value of assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the “Lending Agent”). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

Borrowing Money. The Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the Fund’s total assets, the Fund will not make any additional investments.

Forward Commitments. The Fund may purchase and sell Municipal Bonds and other securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e. appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

Certain Investment Considerations and Risks

     General. Even though interest-bearing securities are investments, which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. The net asset value of the Fund generally will not be stable and should fluctuate based upon changes in the value of its respective portfolio securities. Securities in which the Fund invests may earn a higher level of current income than certain shorter-term or higher quality securities, which generally have greater liquidity, less market risk and less fluctuation in market value.

Investing in Municipal Bonds. The Fund may invest more than 25% of the value of its total assets in Municipal Bonds which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Fund may be subject to greater risk as compared to a municipal bond fund that does not follow this practice.

Certain provisions in the Internal Revenue Code of 1986, as amended (the “Code”), relating to the issuance of municipal obligations may reduce the volume of Municipal Bonds qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Bonds available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Bonds may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Bonds for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund’s structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Bond as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

     Investing in New York Municipal Bonds. Since the Fund is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of municipal bond funds. You should consider carefully the special risks inherent in the Fund’s investment in New York Municipal Bonds. You should review the information in “Appendix A” which provides a brief summary of special investment considerations and risk factors relating to investing in New York Municipal Bonds.

Lower Rated Bonds. The Fund may invest up to 35% of the value of its net assets in higher yielding (and, therefore, higher risk) debt securities such as those rated below investment grade by the Rating Agencies (commonly known as “high-yield” or “junk” bonds). They may be subject to greater risks and market fluctuations than certain lower yielding, higher rated fixed- income securities. See “Appendix B” for a general description of the Rating Agencies’ ratings of Municipal Bonds. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these bonds. The Fund will rely on the Manager’s judgment, analysis and experience in evaluating the creditworthiness of an issuer.

The market values of many of these bonds tend to be more sensitive to economic conditions than are higher rated securities. These bonds generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these bonds does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, the Manager’s judgment may play a greater role in valuation because less reliable, objective data may be available.

These bonds may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated bonds to repay principal and pay interest thereon and increase the incidence of default for such securities. It is likely that any economic recession also could disrupt severely the market for such securities and have an adverse impact on their value.

The Fund may acquire these bonds during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with the Distributor or any other persons concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.

The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon bonds, pay-in-kind bonds and step-up bonds, in which the Fund may invest up to 5% of its total assets. In addition to the risks associated with the credit rating of the issuers, the market prices of the securities may be very volatile during the period no interest is paid.

Simultaneous Investments. Investment decisions for the Fund are made independently from those of the other investment companies advised by the Manager. The Manager has adopted written trade allocation procedures for its equity and fixed income trading desks. Under the procedures, portfolio managers or the trading desks will ordinarily seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one investment company or account. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. Each Fund, together with other investment companies or accounts advised by the Manager or its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely a Fund’s ability to dispose of some or all of its positions should it desire to do so.

Investment Restrictions

The Fund’s investment objective, and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in New York Municipal Bonds (or other investments with similar economic characteristics) are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed by a vote of a majority of the Fund’s Board members at any time. The Fund may not:

     1. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of municipal obligations and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     2. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     3. Purchase or sell real estate, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein, or prevent the Fund from purchasing and selling options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     4. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of municipal obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     5. Make loans to others except through the purchase of debt obligations and the entry into repurchase agreements; however, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund’s Board.

6. Issue any senior security (as such term is defined in Section 18(f) of the 1940

Act), except to the extent that the activities permitted in Investment Restriction Nos. 2, 3 and 10 may be deemed to give rise to a senior security.

     7. Sell securities short or purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     8. Purchase securities other than municipal obligations and Taxable Investments and those arising out of transactions in futures and options or as otherwise provided in the Fund’s Prospectus.

     9. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

     10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings, and except to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, futures contracts, including those relating to indices, and options on futures contracts or indices.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid (which securities could include participation interests (including municipal lease/purchase agreements) that are not subject to the demand feature described in the Fund’s Prospectus, and floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described in the Fund’s Prospectus on less than seven days’ notice and as to which there is no secondary market) if, in the aggregate, more than 15% of its net assets would be so invested.

12. Invest in companies for the purpose of exercising control.

For purposes of Investment Restriction No. 1, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.”

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 2, however, if borrowings exceed 33-1/3% of the value of the Fund’s total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission, which, among other things, permits the Fund to use cash collateral received in connection with lending the Fund’s securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of the limitations imposed by the 1940 Act.

MANAGEMENT OF THE FUND

The Fund’s Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Dreyfus Service Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York	Custodian

Board Members of the Fund1

Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

[1] None of the Board members are “interested persons” of the Fund, as defined in the 1940 Act.

Name (Age)	Principal Occupation
Position with Fund (Since)	During Past 5 Years	Other Board Memberships and Affiliations
Joseph S. DiMartino (61)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board		Levcor International, Inc., an apparel fabric
(1995)		processor, Director
Century Business Services, Inc., a provider of
outsourcing functions for small and medium
sized companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities, paperboard
mills and paperboard converting plants, Director

~~Azimuth Trust, an institutional asset management~~

firm, Member of Board of Managers and

Advisory Board

Clifford L. Alexander, Jr. (71)	President of Alexander &	Wyeth (formerly, American Home Products
Board Member	Associates, Inc., a	Corporation), a global leader in pharmaceuticals,
(1988)	management consulting firm	consumer healthcare products and animal health
	(January 1981 – present)	products, Director
	Chairman of the Board of	Mutual of America Life Insurance Company,
	Moody’s Corporation	Director
(October 2000 – October
2003)
Chairman of the Board and
Chief Executive Officer of
The Dun and Bradstreet
Corporation (October 1999 –
September 2000)

Peggy C. Davis (62)	Shad Professor of Law,	None
Board Member	New York University School
(1990)	of Law (1983 – present)
Writer and
teacher in the fields of
evidence, constitutional
theory, family law, social
sciences and the law, legal
process and professional
methodology and training

Ernest Kafka (72)	Physician engaged in private	None
Board Member	practice specializing in the
(1988)	psychoanalysis of adults and
adolescents (1962-present)
Instructor, The New York
Psychoanalytic Institute
(1981 – present)
Associate Clinical Professor of
Psychiatry at Cornell Medical
School (1987 – 2002)

Name (Age)	Principal Occupation
Position with Fund (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Name (Age)	Principal Occupation

Position with Fund (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Nathan Leventhal (62)	A management consultant for	Movado Group, Inc., Director

Board Member	various non-profit

(1989)	organizations

Chairman of the Avery-Fisher

Artist Program

(November 1997 – present)

~~President of Lincoln Center for~~

the Performing Arts, Inc.

(March 1984 – December

2000)

Board members are elected to serve for an indefinite term. The Fund has standing audit, governance/nominating and compensation committees, each comprised of its Board members who are not “interested persons” of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund ’s accounting and financial reporting processes and the audits of the Fund’s financial statements and (ii) to assist in the Board’s oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements and the independent auditors’ qualifications, independence and performance. The Fund’s governance/nominating committee, among other things, is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the Governance/Nominating Committee Charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The governance/nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166, which includes information regarding the recommended nominee as specified in the Governance/Nominating Committee Charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund’s investments. The audit committee met four times and the governance/nominating committee and compensation committee each met once during the fiscal year ended October 31, 2004. The pricing committee had no meetings during the last fiscal year.

The table below indicates the dollar range of each Board member’s ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2004.

Aggregate Holding of
Funds in the Dreyfus
Family of Funds for which
Responsible as a Board
Name of Board Member	Fund	Member

Joseph S. DiMartino	None	Over $100,000

Clifford L. Alexander, Jr.	None	Over $100,000

Peggy C. Davis	None	None

Ernest Kafka	None	Over $100,000

Nathan Leventhal	None	$10,001 -
$50,000

As of December 31, 2004, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

The Fund typically pays its Board members its allocated portion of an annual retainer of $50,000 and a fee of $6,500 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and 11 other funds (comprised of 23 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and per meeting attended fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended October 31, 2004, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member’s total compensation) for the year ended December 31, 2004, are set forth below:

		Total Compensation
	Aggregate	From the Fund and Fund
Name of Board	Compensation from the	Complex Paid to
Member	Fund*	Board Member(**)

Joseph S. DiMartino	$1,969	$ 874,125
		(193)
Clifford L. Alexander, Jr.	$1,577	$ 218,500 (66)

Peggy C. Davis	$1,685	$ 108,500 (26)
Ernest Kafka	$1,577	$89,500 (26)
Saul B. Klaman***	$2,752	$35,802 (26)

Nathan Leventhal	$1,577	$89,500 (26)

*	Amount does not include reimbursed expenses for attending Board meetings, which amounted to $1,183 for all Board members as a group
**	Represents the number of separate portfolios comprising the investment companies in the
Fund complex, including the Fund, for which the Board member serves.
***	Emeritus Board member as of January 18, 2000.

Officers of the Fund

STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Finanical Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, Treasurer since November 2001. Director – Mutual Fund Accounting of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

STEVEN F. NEWMAN, Secretary since March 2000. Associate General Counsel and Assistant Secretary of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000. Associate General Counsel of the Manager, and an officer of 90 investment companies (comprised of 194 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JANETTE E. FARRAGHER, Assistant Secretary since March 2000. Associate General Counsel of the Manager, and an officer of 12 investment companies (comprised of 23 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

KENNETH SANDGREN, Assistant Treasurer since November 2001. Mutual Funds Tax Director of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

GREGORY S. GRUBER, Assistant Treasurer since March 2000. Senior Accounting Manager-Municipal Bond Funds of the Manager, and an officer of 26 investment companies (comprised of 57 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 1981.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (93 investment companies, comprising 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services.

In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is

47 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2003. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 196 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Distributor since October 1998.

The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

The Fund’s Board members and officers, as a group, owned less than 1% of the Fund’s shares outstanding on February 16, 2005.

MANAGEMENT ARRANGEMENTS

Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon”). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

The Manager provides management services pursuant to the Management Agreement (the “Agreement”) between the Fund and the Manager. The Agreement is subject to annual approval by (i) the Fund’s Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on 60 days’ notice, by the Fund’s Board or by vote of the holders of a majority of the Fund’s outstanding voting shares, or, on not less than 90 days’ notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

In approving the current Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager, the investment management expertise of the Manager in respect of the Fund’s investment strategies; the personnel, resources and experience of the Manager; the Fund’s performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager’s costs of providing services under the Agreement; the relationship between the fees paid to the Manager under the Agreement and the Fund’s Service Plan; and ancillary benefits the Manager may receive from its relationship with the Fund.

The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O’Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Lisa A. Fox, Vice President-Human Resources; Anthony Mayo, Vice President – Information Systems; Angela E. Price, Vice President; Theodore A. Schachar, Vice President-Tax; Alex G. Sciulli, Vice President; Wendy H. Strutt, Vice President; William H. Maresca, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

The Manager manages the Fund’s portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund’s Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Fund’s Board to execute purchases and sales of securities. The Fund’s portfolio managers are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Scott Sprauer, Bill Vasiliou, James Welch and Monica S. Wieboldt. The

Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

The Manager’s Code of Ethics subjects its employees’ personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of Mellon’s Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include, without limitation: taxes, interest, loan commitment fees, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holder of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders’ reports and meetings, and any extraordinary expenses. In addition, Fund shares are subject to an annual service and distribution fee. See “Service Plan.”

The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager’s own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

As compensation for the Manager’s services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.60% of the value of the Fund’s average daily net assets. All fees and expenses are accrued daily and deducted before payment of dividends to shareholders. For the fiscal years ended October 31, 2002, 2003 and 2004, the management fees paid by the Fund amounted to $ 2,003,879, $1,985,626 and $1,888,425, respectively.

The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage fees, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% of the value of the Fund’s average net assets for that fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund’s net assets increases.

Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as the Fund’s distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

The Manager or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the Fund. These additional payments may be made to financial institutions (which may include banks), securities dealers (“Selected Dealers”) and other industry professionals (collectively “Service Agents”), including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid to Service Agents for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a Service Agent to recommend or sell shares of the Fund to you. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to the Fund.

From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the “Transfer Agent”), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund’s transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

The Bank of New York (the “Custodian”), One Wall Street, New York, New York 10286, is the Fund’s custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund’s securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund’s assets held in custody and receives certain securities transactions charges.

HOW TO BUY SHARES

General. Fund shares may be purchased through the Distributor or certain Service Agents that have entered into service agreements with the Distributor. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified plans. The Fund reserves the right to reject any purchase order.

Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Fund’s Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard. As discussed under “Management Arrangements – Distributor,” Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to the Fund.

The minimum initial investment is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund’s Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Fund’s Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.

Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under “Shareholder Services.” These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for regular business. For purposes of determining net asset value per share, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund’s net assets (i.e., the value of its assets less liabilities) by the total number of Fund shares outstanding. For information regarding the methods employed in valuing the Fund’s investments, see “Determination of Net Asset Value.”

Dreyfus TeleTransfer Privilege. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House (“ACH”) member may be so designated.

Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange (“NYSE”) are open for regular business, Fund shares will be purchased at the share price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, or made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the share price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See “How to Redeem Shares--Dreyfus TeleTransfer Privilege.”

Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

SERVICE PLAN

Rule 12b-1 (the “Rule”) adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund’s Board has adopted such a plan (the “Service Plan”) pursuant to which the Fund pays the

Distributor for distributing the Fund’s shares and servicing shareholder accounts (“Servicing”) and for advertising and marketing relating to the Fund at an annual rate of 0.20% of the value of the Fund’s average daily net assets. The Fund’s Board believes that there is a reasonable likelihood that the Service Plan may benefit the Fund and its shareholders. The Distributor may pay one or more Service Agents a fee in respect of Fund shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amount, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. The fees payable under the Service Plan are payable without regard to actual expenses incurred.

The Fund also bears the costs of preparing and printing prospectuses and statements of additional information used for regulatory purposes and for distribution to existing shareholders. Under the Service Plan, the Fund bears (a) the costs of preparing, printing and distributing prospectuses and statements of additional information used for other purposes and (b) the costs associated with implementing and operating the Service Plan (such as costs of printing and mailing service agreements), the aggregate of such amounts not to exceed in any fiscal year of the Fund the greater of $100,000 or 0.005% of the value of the Fund’s average daily net assets for such fiscal year. Each item for which a payment may be made under the Service Plan may constitute an expense of distributing Fund shares as the Securities and Exchange Commission construes such term under the Rule.

A quarterly report of the amounts expended under the Service Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Service Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Service Plan without shareholder approval and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Service Plan or in the related service agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Service Plan and the related service agreements are subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Service Plan. The Service Plan is terminable at any time by vote of a majority of the Board members who are not “interested persons” and have no direct or indirect financial interest in the operation of the Service Plan or in any of the related service agreements or by vote of a majority of the Fund’s shares.

For the fiscal year ended October 31, 2004, the Fund reimbursed the Distributor $629,475 for payments made to Service Agents for distributing Fund shares and servicing shareholder accounts, and for advertising and marketing Fund shares and servicing shareholder accounts. In addition, the Fund paid $2,308 for printing the Fund’s prospectuses and statements of additional information as well as implementing and operating the Service Plan.

HOW TO REDEEM SHARES

General. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset BuilderR and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay the redemption of such shares for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

Redemption Fee. The Fund will deduct a redemption fee equal to 0.10% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than 30 days following the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund. For the fiscal year ended October 31, 2004, the Fund retained $12,592 in redemption fees.

No redemption fee will be charged on the redemption or exchange of shares (i) through the Fund’s Checkwriting Privilege, Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (ii) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by the Distributor, (iii) through accounts established by Service Agents approved by the Distributor that utilize the National Securities Clearing Corporation’s networking system, or (iv) acquired through the reinvestment of dividends or distributions. The redemption fee may be waived, modified or terminated at any time.

Checkwriting Privilege. The Fund provides redemption checks (“Checks”) to investors automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable “No” box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

This Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions. Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under “Stock Certificates; Signatures.”

Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See “How to Buy Shares--Dreyfus TeleTransfer Privilege.”

Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See “How to Buy Shares” for a discussion of additional conditions or fees that may be imposed upon redemption.

Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and “Signature-Guaranteed” must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund’s portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund’s shareholders.

SHAREHOLDER SERVICES

Fund Exchanges. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC (“Founders”), an indirect subsidiary of the Manager, to the extent such shares are offered for sale in your state of residence. The Fund will deduct a redemption fee equal to 0.10% of the net asset value of Fund shares exchanged where the exchange is made less than 30 days after the issuance of such shares. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as “Purchased Shares”) may be exchanged for shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable “No” box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice-response telephone system) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form may not be exchanged by telephone or online. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days’ written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

     During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the Fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the

Fund, shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under “Fund Exchanges.” Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visiting the Dreyfus.com website. The Fund reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans’, military or other payments from the U.S. Government automatically deposited into your fund account.

Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer’s direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer’s payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

Dreyfus Step Program. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund’s minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll

Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.

Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge (“CDSC”) and the applicable CDSC, if any, will be imposed upon redemption of such shares.

Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

DETERMINATION OF NET ASSET VALUE

Valuation of Portfolio Securities. The Fund’s investments are valued each business day by an independent pricing service (the “Service”) approved by the Fund’s Board. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The Service’s procedures are reviewed under the general supervision of the Fund’s Board. If valuations for investments (received from the Service or otherwise) are not readily available, or are determined not to reflect accurately fair value, the Fund may value those investments at fair value as determined in accordance with the procedures approved by the Fund’s Board. Fair value of investments may be done by the Fund’s Board, its pricing committee or its valuation committee in good faith using such information deemed appropriate under the circumstances. The factors that may be considered in fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading of similar securities of the issuers or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent price and from prices used by other mutual funds to calculate their net asset values. These procedures need not be used to determine the value of securities held by the Fund if, in the opinion of a committee appointed by the Fund’s Board, some other method would more accurately reflect the fair value of such securities. Expenses and fees, including the management fee (reduced by the expense limitation, if any), are accrued daily and are taken into account for the purpose of determining the net asset value of Fund shares.

New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Management believes that the Fund has qualified for treatment as a “regulated investment company” under the Code for the fiscal year ended October 31, 2004. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

The Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange is open for regular business. Fund shares begin earning income dividends on the day following the date of purchase. Dividends usually are paid on the last business day of each month and are automatically reinvested in additional Fund shares at net asset value or, at your option, paid in cash. The Fund’s earnings for Saturdays, Sundays and holidays are declared as dividends on the next business day. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s total assets consists of Federal tax exempt obligations, then the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his or her shares.

Any dividend or distribution paid shortly after an investor’s purchase of Fund shares may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a distribution would be a return on investment in an economic sense although taxable as stated under “Distributions and Taxes” in the Prospectus. In addition, if a shareholder has not held the shares for more than six months and has received an exempt-interest dividend with respect to such shares, any loss incurred on the sale of such shares will be disallowed to the extent of the exempt-interest dividend.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains or losses. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. In addition, all or a portion of the gain realized from engaging in “conversion transactions” (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

Gain or loss, if any, realized by the Fund from certain financial futures and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, Section 1256 contracts remaining unexercised at the end of the Fund’s taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized as described above.

Offsetting positions held by the Fund involving certain financial futures contracts or options transactions may be considered, for tax purposes, to constitute “straddles.” To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute “mixed straddles.” The Fund may take one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests (“appreciated financial position”) and then enters into futures, forward, or offsetting notional principal contract (collectively, a “Contract”) with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

Investment by the Fund in securities issued or acquired at a discount or providing for deferred interest or for payment of interest in the form of additional obligations, such as zero coupon, pay-in-kind or step-up securities, could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

Federal regulations require that you provide a certified taxpayer identification number (“TIN”) upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

     General. Portfolio securities are purchased from and sold to parties acting as either principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price. No brokerage commissions have been paid by the Fund to date.

Transactions are allocated to various dealers by the Fund’s portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms .

Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the Manager’s opinion that the receipt and study of such services should not reduce the expenses of its research department.

     Disclosure of Portfolio Holdings. It is the the policy of the Fund to the protect the confidentiality of the Fund’s portfolio holdings and prevent the selective disclosure of non-public information about such holdings. The fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission (“SEC”). The Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, on its website at www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

If the Fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. The Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient sings a written confidentiality agreement.

The Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on nonpublic information, imposed by law and/or contract. These service providers include the Fund’s custodians, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

     Disclosure of the Fund’s portfolio holdings may be authorized only by the Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund’s Board.

INFORMATION ABOUT THE FUND

Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

On December 18, 1989, Fund shareholders approved a proposal to (a) change the Fund’s investment restrictions to permit the Fund to purchase and sell futures and options on futures transactions, lend portfolio securities and purchase stand-by commitments, and (b) change the Fund’s name from General New York Exempt Intermediate Bond Fund, Inc. to General New York Municipal Bond Fund, Inc. In addition, prior thereto at least 80% of the value of the Fund’s portfolio was required to consist of Municipal Bonds rated no lower than Baa by Moody’s or BBB by S&P, and the dollar-weighted average maturity of the Fund’s portfolio ranged between three and ten years.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund’s outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund’s performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request or terminate the investor’s exchange privilege, with or without prior notice. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund’s management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund . If an exchange request is refused, the Fund will take no other action with respect to the Fund shares until it receives further instructions from the investor. While the Fund will take reasonable steps to prevent excessive short term trading deemed to be harmful to the Fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

The Fund sends annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund’s Prospectus.

Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, have been selected as independent auditors of the Fund.

APPENDIX A

RISK FACTORS—INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

     The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

Economic and Demographic Trends

     U.S. Economy. Although growth has slowed from the brisk pace of the second half of 2003 and the first quarter of 2004, the national economy is continuing to expand, due in large part to momentum generated by favorable monetary and fiscal policies. Economic growth is expected to accelerate during the second half of 2004, following growth of only 2.8% for the second quarter. The overall strength of the national economy permitted the Federal Reserve Board to embark upon a "measured" course of monetary tightening at the end of June 2004. Nevertheless, interest rates are expected to remain relatively accommodative. Low interest rates and a strengthening world economy are expected to maintain a favorable environment for both business investment and international trade. Real U.S. gross domestic product (GDP) is currently projected to grow 4.3% in 2004, followed by slightly above trend growth of 3.3% for 2005.

      Corporate profits grew 16.8% in 2003, followed by additional growth of 22.9% in the first half of 2004 compared with the first half of 2003. However, strong profit growth has combined with heightened uncertainty due to high energy prices and national security concerns to create an unusual degree of volatility in the labor market. Since August 2003, the national economy has gained almost half of the private sector jobs that were lost during the 2001 recession and its aftermath, with over one million private sector jobs created during the first five months of this year. However, labor market growth slowed in June and July. Moderate growth of 1.1% in employment is projected for 2004, following a decline of 0.3% for 2003. The unemployment rate is projected to decline to 5.5% in 2004 from 6.0% in 2003. Consistent with a strengthening labor market, wages and salaries are expected to grow 5.1% for 2004, following growth of 2.6% for 2003. Total personal income is expected to grow 5.4% for this year, following growth of 3.2% for 2003.

     State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

     The September 11th terrorist attack had a more devastating impact on the New York economy than on any other state. New York City is still recovering from the severity of the blow. However, there is evidence that the State economy has emerged from recession and that the State's current economic expansion, estimated to have begun in August 2003, will be sustainable. The State economy has added over 72,000 private sector jobs since August of last year. Total State employment is projected to rise 0.5% in 2004, following a decline of 0.6% in 2003. Wage income is projected to rise 5.6% in 2004, following growth of only 1.4% in 2003. Employment, wage, and total personal income growth projected for 2004 are much closer to historical averages for New York and reflect the belief that the State economy is solidly on an expansionary path. The unemployment rate is projected to fall from 6.3% percent in 2003 to 6.2% for 2004.

     In addition to the risks associated with the national economic forecast, there exist specific risks to the State economy. Chief among them is a weaker performance within the financial sector than is currently projected. Higher energy prices and a new round of global instability appear to be having a more negative impact on equity markets than on the economy as a whole. A weaker financial market performance than expected could result in lower bonus payment growth than projected, though this impact would be largely felt during the first quarter of 2005. In contrast, a stronger national economy than expected could result in stronger equity market growth and, in turn, greater demand for financial market services and even stronger income growth in that sector than expected.

     The City of New York. The fiscal demands on the State may be affected by the fiscal health of New York City (the "City"), which relies in part on State aid to balance its budget and meet its cash requirements. The State's finances also may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected .

     Metropolitan Transportation Authority (the "MTA"). The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA depends on operating support from the State, local governments and the TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

     Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the State's receipts and disbursements for Fiscal Year 2004-05 or thereafter.

     Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. It is also possible that the City, other localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adverse affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures and the loss of skilled manufacturing jobs may also adversely affect localities and necessitate State assistance.

Special Considerations

     Many complex political, social, and economic forces influence the State's economy and finances, which may in turn affect the State's annual financial plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The State's financial plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The Department of the Budget ("DOB") believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

     As of the close of Fiscal Year 2003-04, balances in the State's principal reserves to guard against unbudgeted risks totaled $815 million. To permanently improve the State's reserve levels, the Governor has proposed legislation to increase both the maximum size of the State's rainy day fund (the Tax Stabilization Fund) from 2% to 5% of General Fund spending, and the maximum annual deposits from .2% to .5% of spending. Absent this legislation, the Fund will reach its statutory maximum balance of 2% ($840 million) with the next annual deposit.

2003-04 Enacted Budget Financial Plan

     The State's last fiscal year began on April 1, 2003 and ended on March 31, 2004. On March 31, 2003 the Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for Fiscal Year 2003-04. On May 2, 2003, the Legislature completed action on the remaining appropriations and accompanying legislation constituting the budget for Fiscal Year 2003-04. The Governor vetoed substantial portions of the budget revisions enacted by the Legislature, but the Legislature overrode the vetoes on May 15, 2003. Accordingly, DOB issued the Enacted Budget Financial Plan on May 28, 2003 that reflected final action on the 2003-04 State Budget by the Legislature (the "2003-04 Budget").

     Subsequent 2003-04 Budget Revisions. In the 2003-04 Budget, DOB projected a potential imbalance in the General Fund of approximately $912 million prior to the anticipated receipt of certain Federal Funds, which provided $1.07 billion of fiscal relief to the State and included $645 million in one-time revenue sharing payments and $422 million from a 15-month increase in Federal matching payments for Medicaid costs. An additional $170 million in savings occurred from a delay in payments to the City associated with the Local Government Assistance Corporation ("LGAC"), for a total benefit of $1.24 billion. All other revisions since the enactment of the 2003-04 Budget resulted in no significant change to the budget balance. Thus, the net positive impact of the $1.24 billion eliminated the potential General Fund deficit, allowed a maximum deposit of $84 million to the rainy day fund and generated a $261 million surplus to help lower the budget gap.

     DOB revised its mid-year financial plan based on a review of actual operating results and updated economic analysis through mid-January 2004. DOB projected the State would end Fiscal Year 2003-04 with General Fund cash resources of $345 million above previously projected levels. The projected General Fund closing balance of $1.01 billion consisted of $794 in the rainy day fund, $200 million in the community projects fund and $20 million in contingencies for litigation. The projected increase of $284 million reflected the addition of $200 million from spending delays and the $84 million in the rainy day fund. An additional deposit of $661 was to be made to the tax refund reserve account to reflect $400 million in tobacco securitization proceeds planned for use in 2004-05 and the $261 cash surplus discussed above.

     General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In Fiscal Year 2003-04, the General Fund accounted for 43.22% of All Governmental Funds disbursements.

     Summary of General Fund Revenue and Spending Changes. Legislative changes were projected to increase revenues by $1.9 billion in Fiscal Year 2003-04, $1.4 billion in Fiscal Year 2004-05, and $605 million in Fiscal Year 2005-06. The outyear values of the revenue proposals decrease primarily because of "sunset" provisions enacted for the tax increases. In addition to these changes, revenues were projected to decrease from the 2003-04 Executive Budget forecast by $462 million in Fiscal Year 2003-04, primarily due to the impact of 2002-03 actuals on the past fiscal year, and the April 2003 income tax settlement. The net revenue change since the 2003-04 Executive Budget was therefore approximately $1.4 billion. Not counted within these revenue totals are certain other revenue measures adopted by the Legislature that DOB considers to be speculative. Examples include receipts from video lottery terminals ("VLTs") at racetracks, collection of cigarette and motor fuel taxes on Indian reservations, and use tax collections.

     General Fund spending was projected to increase from the 2003-04 Executive Budget by a net $2.3 billion in Fiscal Year 2003-04, $4.5 billion in Fiscal Year 2004-05 and $4.2 billion in Fiscal Year 2005-06. This spending increase reflected net Legislative restorations and additions to the 2003-04 Executive Budget, including the denial of the Governor's pension reform proposals included in the 2003-04 Executive Budget ($434 million in 2004-05 and $197 million in 2005-06, after deferring required Fiscal Year 2003-04 payments with interest to 2005-06). It also reflected increased outyear costs resulting from the school aid database update ($184 million in 2004-05 and $60 million in 2005-06). In addition, the net spending changes included costs DOB projects but which the Legislature believed may not occur. Examples include a $200 million lump sum appropriation for member items which DOB valued at $200 million in costs and which the Legislature valued at $100 million; various Medicaid savings DOB believes were not fully attainable; and higher costs associated with shelter allowances for welfare recipients.

     General Fund Revenue Actions. Revenue actions included with the 2003-04 Budget included: a personal income tax increase ($1.4 billion); a limited liability company filing fee increase ($26 million); income tax withholding for certain partnerships ($15 million); reduced interest for late refunds ($5 million); increasing the State sales tax rate from 4% to 4.25% ($450 million); temporarily replacing the permanent sales tax exemption on items of clothing and shoes priced under $110 with a sales tax free week in August 2003 and another in January 2004 for the same items and thresholds ($449 million); including the New York City cigarette excise tax in the sales tax base ($7 million); changing the tax structure for insurance companies ($158 million); decoupling from the Federal bonus depreciation provisions ($58 million); decoupling from Federal expensing provisions for sports utility vehicles; and reducing the time period for collecting abandoned property related to the demutualization of insurance companies ($75 million). In total, the 2003-04 Budget included over $2.4 billion in revenue actions including those contained in the 2003-04 Executive Budget.

     As part of the 2003-04 Budget, the Legislature also enacted tobacco securitization legislation that creates a bankruptcy-remote corporation to securitize all or a portion of the State's future share of tobacco settlement payments. The corporation will issue debt backed by payments from the tobacco industry under the 1998 Tobacco Master Settlement Agreement (the "MSA") and a contingent-contractual obligation on behalf of the State to pay debt service if MSA payments prove insufficient. The structure is designed to reduce overall borrowing costs to a level comparable to a typical State bond sale. The 2003-04 Budget assumed net proceeds of $3.8 billion ($1.9 billion on an adjusted basis) from this transaction in the past fiscal year and $400 million in Fiscal Year 2004-05; these amounts are reflected as miscellaneous receipts in the 2003-04 Budget.

     Fiscal 2003-04 Year-End Results. DOB estimates that the State ended Fiscal Year 2003-04, on March 31, 2004, with a General Fund surplus of $308 million. Total receipts, including transfers from other funds, were $42.3 billion. Disbursements, including transfers to other funds, totaled $42.1 billion. The General Fund ended the fiscal year with a balance of $1.1 billion, which included $794 million in the Tax Stabilization Reserve Fund (after an $84 million deposit at the close of Fiscal Year 2003-04), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($262 million). On an All Governmental Funds basis, receipts totaled $99.0 billion in Fiscal Year 2003-04, including $37.3 billion in Federal grants. Spending from All Governmental Funds totaled $97.3 billion. Total year-end balances were $2.9 billion, and were held principally in the General Fund and in other State funds.

     General Fund results in Fiscal Year 2003-04 were $69 million better than the initial DOB estimates, after excluding the impact of Federal aid. The temporary Federal aid produced $1.2 billion in General Fund relief during Fiscal Year 2003-04, which eliminated the initial projected $912 million imbalance. New York's share of the national aid package consisted of a revenue sharing grant worth $645 million and a temporary 2.95% increase in the Federal matching rate that produced $506 million in General Fund savings.

     Aside from the extraordinary Federal aid, the net General Fund operating variance was $69 million, although year-end results for a number of programs varied from the initial projections. In particular, even though the State economy rebounded modestly in Fiscal Year 2003-04, the persistent effects of the national recession and a weak recovery continued to put pressure on the State's social services programs to a greater extent than anticipated in the 2003-

04 Budget. The actual number of people receiving Medicaid and welfare benefits during the year exceeded initial projections, driving additional costs. However, the positive impact of Federal aid, modestly higher tax receipts, and spending that came in below projections in other programs, were more than sufficient to offset the growth in social services costs.

     The State ended Fiscal Year 2003-04 with a State Funds cash balance of $2.6 billion. In addition to the $1.1 billion General Fund balance, the special revenue funds had a closing balance of $1.7 billion and the debt service funds had a closing balance of $175 million, partially offset by a negative balance in the capital projects funds of $336 million. State Funds receipts totaled $62.2 billion in Fiscal Year 2003-04, a decrease of $235 million from the prior estimates. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes. Actual State Funds disbursements totaled $61.3 billion in Fiscal Year 2003-04, a decrease of $791 million from prior estimates. The variance was largely related to lower capital spending when projects were impacted by inclement weather and a delay in the start of the 2003 construction season.

     The State ended Fiscal Year 2003-04 with an All Funds cash balance of $2.9 billion. In addition to the $2.6 billion State Funds balance, the Federal Funds had a closing balance of $321 million, which partly reflects the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). All Funds receipts for Fiscal Year 2003-

04 totaled $99 billion, a decrease of $75 million from previous estimates. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes and Federal grants. All Funds disbursements for Fiscal Year 2003-04 totaled $97.3 billion, a decrease of $977 million from previous estimates. The decline in State Funds spending of $791 million, combined with a decline in Federal Funds spending of $186 million, account for the variance.

Proposed 2004-05 Executive Budget

     Summary. The 2004-05 Executive Budget proposed by the Governor (the "Executive Budget") projects that a strengthening economic recovery will produce a return to above-average rates of growth in tax revenues, reflecting overall tax receipt growth of 7.8% . Reforms were proposed to hold spending in line with available resources, particularly in Medicaid and pensions. State agency operations were planned to be made more efficient, in part through the expansion of operational "hosting" by one agency of administrative functions for multiple agencies. The State workforce was expected to remain level at roughly 187,900. Revenue proposals focused on maximization of Federal resources, closing tax loopholes and ensuring that fees adequately fund the activities they support. Rainy day reserves were increased, and modest but important targeted investments were recommended in economic development, including tax cuts.

     The Executive Budget also included funding in response to the Court of Appeals ruling requiring the State to implement reforms to ensure all children have the opportunity for a sound basic education ("SBE"). The Executive Budget included efforts to fund SBE costs by reserving all proceeds from VLTs and providing additional General Fund support of $100 million to New York City for this purpose. VLT proceeds from facilities now being developed and new ones proposed with the Executive Budget are projected at $325 million in the 2004-05 school year growing to $2 billion annually over the next five years.

     The Executive Budget was projected to have a positive $1.4 billion impact on local governments, and lower the local property tax burden over a multi -year period. Recommendations this year would contain the growth in local property taxes through a proposed multi -year takeover of Medicaid long-term care costs, reforms in pensions and health care that lower costs for both the State and its localities, and a cap on school district spending increases. In addition, a comprehensive mandate relief package was proposed to assist local governments. The Executive Budget also contained a maximum $84 million deposit to the rainy day fund , the eighth such deposit made in the last nine years. The last several years have clearly demonstrated that adequate reserve levels are critical if the State is to withstand economic downturns without draconian local assistance budget cuts or massive layoffs.

     Sources of the 2004-05 Budget Gap. Prior to the announcement of the Executive Budget, the State faced potential General Fund budget gaps of $5.1 billion in 2004-05, $6.7 billion in 2005-06, and $7.8 billion in 2006-07. The $5.1 billion gap stated in the Executive Budget was at the lower end of the projected range due to modestly improved economic conditions and the expectation of continued increases in financial services incomes.

     At the time the Executive Budget was released, underlying receipts growth in Fiscal Year 2004-05, adjusted to exclude the impact of tax law changes, was projected to increase by roughly $2.8 billion (7%) over Fiscal Year 2003-04. The underlying receipts growth projections were also offset by the loss of tobacco securitization proceeds which were used, as planned, to provide $3.8 billion of resources in Fiscal Year 2003-04 and $400 million in Fiscal Year 2004-05, resulting in a net decrease of $3.4 billion. A one-time Federal revenue sharing grant of $645 million provided by the Federal economic stimulus package is not available next year. In addition, increasing debt service costs reduce the amount of available General Fund taxes, including costs for the State Personal Income Tax Revenue Bond Program and the LGAC.

     At the time the Executive Budget was released, annual spending was projected to grow by $3.1 billion, driven mainly by higher costs for employee pensions (up 137%) and Medicaid, primarily to support current service levels and the inability to achieve proposed cost containment actions in the current budget, as well as for mental hygiene, higher education and welfare. Also, one-time actions that reduced General Fund spending in the current budget are not available in Fiscal Year 2004-05, including a temporary increase in the Federal match rate for Medicaid, the use of Federal Temporary Assistance for Needy Families ("TANF") for welfare-related spending, and Medicaid and Tuition Assistance Program payment rolls that drive higher 2004-05 costs. Spending for debt service and employee health insurance also was projected to increase as a result of programmatic and inflationary pressures. These cost increases are partially offset by the 2002-03 payment deferrals.

     2004-05 Gap-Closing Plan. The Executive Budget projected closing the $5.1 billion General Fund budget gap with a mix of spending restraint, revenue actions and transitional financing. Actions of nearly $3.9 billion and $3.5 billion in Fiscal Years 2005-06 and 2006-07, respectively, were intended to reduce the outyear gaps to more manageable levels of $2.9 billion and $4.3 billion in Fiscal Years 2005-06 and 2006-07, respectively.

     Recommendations to restrain spending in the General Fund totaled $2.59 billion and included a combination of program restructuring and the use of alternate funding sources

  Medicaid/health care cost containment to restrain prescriptio
  Pension reforms, including a cap in the annual increases in employer contribution
  Restructure welfare-related programs including enhanced mandated employment
  Cost containment in mental hygiene programs ($133 million) and initiatives to
  Lower debt service costs through debt management actions including refundings and , resulting in estimated savings of approximately $1.7 billion. All other spending actions totaled $595 million including recommended efficiencies in State agency operations and restraint in local assistance spending and transportation costs offset by General Fund spending increases for additional General Fund school aid support to New York City ($70 million) to supplement VLT reserves for SBE and initial costs for the proposed multi-year State takeover of local Medicaid costs for long-term care services ($24 million).

     Revenue proposals were expected to raise $972 million in Fiscal Year 2004-05 and included the provision of four sales tax free weeks instead of a permanent exemption on clothing and footwear ($400 million) and reimposition of an assessment on hospital and home care revenues and an increase to the existing reimbursable nursing home revenue assessment to support health care programs ($323 million). The Executive Budget also included a total of $1.51 billion in nonrecurring actions.

  The shift of various pay-as-you-go capital projects to bond financing ($283 million);
  A continuation of the legislative delay of the last Medicaid cycle payable at the end
  Additional revenues produced by the 2003-04 tobacco bond sale ($181 million);
  Implementation of an alternative proposal regarding LGAC bondholders ($170
  Legislation to reverse the effect of the recent decision to eliminate delays in
  All other proposals include using available resources of the Power Authority of the

The 2004-05 Enacted Budget Financial Plan

      The State accounts for all budgeted receipts and disbursements that support programs and other administrative costs of running State government within the All Governmental Funds type. The All Governmental Funds, comprised of funding supported by State Funds and Federal Funds, provides the most comprehensive view of the financial operations of the State. State Funds includes the General Fund, which is the principal operating fund of the State, and other State-supported funds including State Special Reserve Funds, Capital Projects Funds and Debt Service Funds.

     Adoption of Fiscal 2004-05 Budget. As of the start of Fiscal Year 2004-05, the State had not yet adopted a final budget for the current fiscal year. On March 31, 2004, the Legislature appropriated funding for all State-supported, contingent contractual and certain other debt service obligations for the current fiscal year. On August 11, 2004, the Legislature completed action on the remaining appropriations and legislation constituting the budget for Fiscal Year 2004-05 (the "2004-05 Budget"). The Governor vetoed portions of the 2004-05 Budget, and the Legislature has until December 31, 2004 to take action in response to those vetoes. DOB estimates that, in comparison to the Executive Budget, the 2004-05 Budget identified $1.1 billion in new General Fund resources to fund $1.5 billion in additions and $280 million in new costs, leaving approximate gaps of $600-700 million, $6 billion and $8 billion, in Fiscal Years 2004-05, 2005-06 and 2006-07, respectively. The Governor's vetoes are projected to lower each Fiscal Year's budget gap by approximately $235 million.

     Fiscal Management Plan. DOB, in cooperation with State agencies, expects to develop a fiscal management plan (a "FMP") that is intended to balance the 2004-05 Budget and reduce the outyear gaps by reducing State operations costs, curtailing non-essential spending and identifying other cost containment opportunities. Elements of the FMP are expected to include: (i) Statewide austerity measures to limit discretionary spending and restrict other non-essential capital spending; (ii) eliminating, consolidating and streamlining State agencies and services; (iii) increasing Federal assistance; and (iv) developing plans for future cost containment proposals. The FMP is currently scheduled to be released at the end of October 2004.

     Subsequent Revisions to the Executive Budget. At this time, DOB expects that Fiscal Year 2003-04 results will have only a modest impact on the 2004-05 Financial Plan. The 2004-

05 Financial Plan already used $261 million of the anticipated $308 million surplus to help stay balanced. Spending of $362 million for legislative member items budgeted in Fiscal Year 2003-

04 but now expected to be spent in later fiscal years also has no effect on overall 2004-05 Financial Plan balance, as the resources to finance the spending have already been, or are planned to be, set aside. DOB expects other timing-related spending in Fiscal Year 2004-05 to have no net impact on budget balance.

     In the 2004-05 Budget, DOB projections include General Fund additions above the levels projected in the Executive Budget by $1.3 billion, $2.4 billion and $2.5 billion in Fiscal Years 2004-05, 2005-06 and 2006-07, respectively. The 2004-05 Budget also reflects several new costs incurred since the Executive Budget was proposed. These new costs total $280 million, $650 million and $823 million for Fiscal Years 2004-05, 2005-06 and 2006-07, respectively. Most of the additional costs will be incurred in connection with State collective bargaining and pensions payments. DOB projects that All Funds spending will total $101.2 billion in Fiscal Year 2004-05, an increase of $3.9 billion (4%) above Fiscal Year 2003-04 results. Adjustment for certain deferrals results in All Fund spending increases of $5.8 billion (6.1%) over Fiscal Year 2003-04 results.

     Receipts Outlook. All Governmental Funds receipts were $99 billion in Fiscal Year 2003-04, a decrease of 1.0% from budget estimates. After adjusting for the changes in the Tax Stabilization Fund reserves, receipts were $339 million, or 0.8% higher than the 2003-04 Budget. General Fund receipts were $42.33 billion in Fiscal Year 2003-04, exceeding the original 2003-04 Budget estimates by $587 million (1.4%) due to the collection of $400 million from the sale of tobacco bonds, receipt of additional Federal aid and a net increase in tax, transfer and miscellaneous other receipts.

     All Governmental Funds receipts are projected to reach $100.1 billion in Fiscal Year 2004-05, an increase of $1.1 billion (1.1%) from Fiscal Year 2003-04. The net increase is due to the one-time nature of tobacco securitization and federal revenue sharing received in Fiscal Year 2003-04 offset by expected improvements in economic conditions that will increase tax receipts significantly, and by revenue actions taken with the 2003-04 budget. General Fund receipts are projected to reach $42.7 billion in Fiscal Year 2004-05, an increase of $328 million (0.8%) from Fiscal Year 2003-04. The major source of the annual change in the General Fund is the impact of the $4.2 billion in tobacco securitization proceeds and $645 million from Federal Revenue sharing grants, which were received in Fiscal Year 2003-04, but will not recur in Fiscal Year 2004-05. Overall, improved economic performance and a resurgence in financial service sector compensation are also expected to increase 2004-05 receipts.

     Receipts in the 2004-05 Budget exceed the level recommended in the Executive Budget by $809 million in the General Fund, $11 million in the State Funds and $597 million in All Funds.

     Personal Income Tax. The net receipts in Fiscal Year 2003-04 were $24.05 billion, approximately equal to estimates in the 2003-04 Budget. Personal income tax General Fund receipts for Fiscal Year 2003-04 were $15.77 billion, a decrease of $111 million (0.7%) from 2003-04 Budget estimates.

     Net receipts for Fiscal Year 2004-05 were projected in the Executive Budget to reach $27.46 billion, an increase of $3.38 billion (14.0%) from 2003-04 due largely to three factors: an increase in underlying liability growth associated with improved economic conditions; the temporary three-year tax increase enacted in 2003; and a $1.27 billion higher contribution from the Refund Reserve account. Personal income tax General Fund receipts under the 2004-05 Budget (net of the Refund Reserve transaction) are projected to increase by $2.7 billion (17.2%) from Fiscal Year 2003-04 General Fund receipts, which is $11 million less than projected in the Executive Budget.

     User Taxes and Fees. All Governmental Funds user taxes and fees receipts for Fiscal Year 2003-04 were $11.22 billion, an increase of $1.12 billion (10.3%) from 2002-03. The sales and use tax increased an estimated $1.03 billion (11.7%) from 2002-03. The remainder of this category declined by an estimated $15 million (0.7%) for Fiscal Year 2003-04, due mainly to declines in taxable cigarette consumption. General Fund user taxes and fees net receipts were $7.98 billion, an increase of $916 million (13.0%) from Fiscal Year 2002-03. The General Fund sales and use tax increased an estimated $850 million (13.4%) from Fiscal Year 2002-03 and the other user taxes and fees declined by an estimated $16 million (2.2%) .

     In the Executive Budget, All Funds user taxes and fees net receipts for Fiscal Year 2004-05 were projected to reach $12.48 billion, an increase of $667 million (5.7%) from Fiscal Year 2003-04. The sales and use tax was projected to increase $662 million (6.8%) due largely to increases in employment, income and overall consumption, which expanded the estimated taxable base. The other user taxes and fees were projected to increase $5 million (0.2%) . General Fund user taxes and fees net receipts for Fiscal Year 2004-05 were projected to reach $8.34 billion, an increase of $443 million (5.6%) from Fiscal Year 2003-04. The sales and use tax was projected to increase $488 million (6.8%) from Fiscal Year 2003-04. The other user taxes and fees were projected to decrease $44 million (6.2%) from Fiscal Year 2003-04, due mainly to the increased dedication of motor vehicle fee receipts to transportation funds. Under the 2004-05 Budget, such user taxes and fees are projected to total $8.7 billion in General Fund receipts, an increase of $700 million from the General Fund receipts for Fiscal Year 2003-04.

     Business Taxes. All Governmental Funds business tax receipts were $5.01 billion in Fiscal Year 2003-04, a decrease of $45 million (0.9%) over 2003-04 Budget projections. General Fund business tax receipts in Fiscal Year 2003-04 were $3.41 billion, or $ 85 million (2.4%) less than 2003-04 Budget estimates.

     At the time of the Executive Budget, All Governmental Funds business tax receipts in Fiscal Year 2004-05 were expected to be $5.39 billion, or $411 million (8.3%) above Fiscal Year 2003-04. This was primarily because of the anticipated increase in insurance tax receipts associated with continued premium growth and the expectation of strengthening corporate and bank profitability. General Fund business tax receipts in Fiscal Year 2004-05 were projected to be $3.74 billion, or $344 million (10.1%) over Fiscal Year 2003-04. This was due primarily to tax law changes enacted in Fiscal Year 2003-04 relating to intangible income and the decoupling from certain Federal tax provisions, and the expectation of strengthening corporate and bank profits. As of the adoption of the 2004-05 Budget, General Fund receipts for business taxes for the current fiscal year are projected to total $3.7 billion, an increase of $301 million (8.8%) over the prior fiscal year. This reflects an upwards revision of $5 million from the Executive Budget projection.

     Other Taxes. All Funds other taxes, which include estate, pari-mutuel, gift, real property gains, real estate transfer, and racing admissions/boxing and wrestling exhibition taxes, were $1.28 billion in Fiscal Year 2003-04, an increase of $102 million (8.7%) over 2003-04 Budget estimates. The increase is primarily caused by the real estate transfer tax . General Fund other taxes were $768 million in Fiscal Year 2003-04, a decrease of $2 million ( 0.3%) below 2003-04 Budget estimates.

     The Executive Budget estimate for All Funds other taxes in Fiscal Year 2004-05 is $1.22 billion, which is $11 million (0.9%) below Fiscal Year 2003-04. The decline is the result of a projected decrease in estate tax collections of $22 million partially offset by a projected increase in real estate transfer tax receipts of $11 million. The estimate for General Fund other taxes in 2004-05 is $762 million, which is $22 million (2.8%) below Fiscal Year 2003-04. Both estimates reflect an anticipated leveling off of market equity values. Under the 2004-05 Budget, other tax receipts in the General Fund are projected to total $764 million, which is $4 million below the prior fiscal year's receipts, but $2 million above the estimate in the Executive Budget.

     Miscellaneous Receipts. All Governmental Funds miscellaneous receipts for Fiscal Year 2003-04 were $19.42 billion, a decrease of $189 million from 2003-04 Budget estimates. General Fund miscellaneous receipts for Fiscal Year 2003-04 were $5.9 billion, a difference of $357 million from 2003-04 Budget estimates (6.4%), which results from the acceleration of $400 million of tobacco securitization proceeds

.

     All Governmental Funds miscellaneous receipts for Fiscal Year 2004-05, as estimated in the Executive Budget, are projected to reach $16.64 billion, a decrease of $3.10 billion (15.7%) from Fiscal Year 2003-04. Miscellaneous receipts in State Funds are projected at $16.52 billion in 2004-05, a decline of $3.10 billion (15.88%) from the current year. Growth in other State funds includes higher receipts in lottery for anticipated VLT proceeds ($240 million), increased provider assessments reflecting the proposed assessments on nursing home, hospital and home care revenues ($258 million), and additional financing of health care costs ($279 million). General Fund miscellaneous receipts are projected to total $2.09 billion in 2004-05, a decrease of $3.88 billion (65%) from the current fiscal year. Under the 2004-05 Budget, miscellaneous receipts are expected to be approximately $2.4 billion, a decrease of $3.5 billion from Fiscal Year 2003-04 results. After adjusting for the tobacco securitization proceeds described above ($4.2 million), the annual increase is projected to be $721 million.

     Federal Grants. All Governmental Funds Federal grants for Fiscal Year 2003-04 were $37.31 billion, an increase of $3.9 billion from 2003-04 Budget estimates. Federal Grants in the General Fund were $645 million in Fiscal Year 2003-04. The 2003-04 Budget did not anticipate this extraordinary aid.

     All Governmental Funds Federal grants for 2004-05 are projected to reach $36.27 billion, a decrease of $922 million (2.5%) from Fiscal Year 2003-04. This decrease reflects primarily the General Fund decrease of $645 million from the current fiscal year, augmented by the decrease in World Trade Center pass-through costs ($200 million). Federal Grants in State Funds are projected at $12 million, a decline of $633 million (96.3%) from the current year. There are no projected Federal Grants in 2004-05 in the General Fund, a decrease of $645 million from the previous fiscal year, but the State's special reserve funds are expected to receive Federal Grants of approximately $35 billion, a decrease of $149 million from Fiscal Year 2003-04 results and an increase of $547 million from the Executive Budget.

Disbursements Outlook. DOB projects General Fund disbursements will total $43 billion in Fiscal Year 2004-05, an increase of $974 million (2.3%) over Fiscal Year 2003-04. State Funds and All Government Funds disbursements are projected to reach $64.3 billion (a 4.8% increase over the prior fiscal year) and $101.2 billion (a 4% increase over the prior fiscal year) in Fiscal Year 2004-05. Estimated disbursements in the 2004-05 Budget exceed the levels recommended in the Executive Budget by $1.1 billion in the General Fund, $790 million in State Funds and $1.4 billion in All Funds. The largest areas of All Government Funds disbursement charges since the Executive Budget are in the areas of Medicaid ($583 million), school aid/STAR ($671 million), all other educational programs ($171 million) and higher education ($224 million). Medicaid. Medicaid, the single most expensive program budgeted in New York State, finances health care for low-income individuals, long-term care for the elderly, and services for disabled individuals, primarily through payments to health care providers. New York's Medicaid program is financed jointly by the Federal government, the State, and counties. Under the Executive Budget, total Medicaid financing from all sources was projected to reach $42.7 billion in Fiscal Year 2004-05, consisting of $21.9 billion in Federal support, $13.8 billion in State funding, and $7.0 billion in local government financing. The Executive Budget did not include the local government share of Medicaid funding, but included the entire Federal share of the program.

The total Medicaid caseload is projected at 3.7 million in Fiscal Year 2004-05, an increase of 5% from the current fiscal year. Other changes primarily include a "tobacco guarantee" payment to replace the loss of revenue from the securitization of tobacco proceeds ($118 million) and the loss of the federal matching rate which will result in higher General Fund costs ($390 million) and lower spending from Federal Funds ($584 million). The Executive Budget included higher General Fund costs for the proposed multi year State takeover of local Medicaid costs of long-term care services ($24 million) and a revision to the 1993 wage equalization factor used in the calculation of nursing home reimbursement rates ($19 million). The Executive Budget proposed a restoration of a 0.7% assessment on hospital and home care revenues and restoring the nursing home reimbursable assessment from 5.0% to 6.0% of revenues in order to finance State Medicaid spending. Total recommended actions reduced General Fund costs by $170 million and Federal Funds spending by $256 million.

School Aid. School aid, the single largest program financed by the General Fund and State Funds, helps support elementary and secondary education provided to New York pupils enrolled in 680 school districts throughout the State. State funding is provided to districts based on aid formulas governed by statute and through reimbursement for various categorical programs. On a school year basis (July 1 through June 30), support for general school aid is recommended at $14.6 billion, an increase of $147 million (1%) over the current school year. In addition to $14.6 billion for general school aid, the Executive Budget set aside all revenues from VLTs to support SBE requirements. Based upon VLT facilities now being developed and new ones proposed with the Executive Budget, receipts are projected at $325 million in the 2004-05 school year, growing to $2 billion annually over the next five years. To supplement the VLT revenues, New York City will also receive a separate $100 million SBE matching grant ($70 million on a State fiscal year basis) as part of its general school aid. General Fund spending in 2004-05 is projected at $12.53 billion on a State fiscal year basis. The State Lottery Fund contribution was projected at $1.95 billion, an increase of $110 million in additional lottery revenues, including $43 million associated with proposed enhancements to the Quick Draw program. In addition, $240 million is reserved from VLT revenues ($325 million on a school year basis) to support SBE reforms. In addition to the school year totals referenced above, Federal Funds also provide $2.89 billion in education funding to school districts in Fiscal Year 2004-05. Welfare. Welfare programs provide a wide range of benefits to poor families including cash assistance grants, child welfare services, tax credits for eligible low-income workers, and services that assist welfare recipients in securing and retaining employment. Funding is also provided for local administration of welfare programs. Total welfare spending was projected to be approximately $8.2 billion in Fiscal Year 2004-05, compared to approximately $8.1 billion in the current year. Total welfare caseload was estimated at 653,041 in Fiscal Year 2004-05, an increase of 36,201 from the current fiscal year. Federal assistance consists of funds provided through the TANF block grant. Additional General Fund costs from caseload and expenditure growth reflect a projected 4.7% increase in the family caseload, a 10% increase in the single adult/childless couples caseload, and 3% growth in expenditures per person. Federal funding for welfare is a fixed amount provided through a TANF block grant and does not increase or decrease based on changes in caseload or State expenditures.

2004-05 General Fund increases resulting from the loss of TANF in Fiscal Year 2003-04 ($322 million), include the one-time delay in the transfer of TANF funds to the Child Care Block Grant and the availability of one-time unprogrammed TANF initiative funding. The $70 million decrease in Federal Funds primarily reflects this reduced Federal funding available to support TANF-funded initiatives. Additional General Fund costs reflect increased funding for welfare employment and other initiatives ($63 million) and the use of one-time administration credits in Fiscal Year 2003-04 ($56 million), which are partially offset by the annualization of the reduction in local administrative reimbursement enacted in Fiscal Year 2003-04 ($45 million). Office of Children and Family Services. The Office of Children and Family Services ("OCFS") provides child welfare services including foster care, adoption, child protective services and childcare. Total State spending for Fiscal Year 2004-05 was estimated to be approximately $5.7 billion with an additional $1.7 billion in Federal aid. A projected net decrease in Fiscal Year 2004-05 All Funds spending is attributable primarily to a reduction of the Federal TANF for Child Care and Title XX program support ($150 million), partially offset by growth in State child welfare costs for preventive services, child protective services, and adoption subsidies supported by the General Fund ($48 million) and other State support ($14 million). In the General Fund, the impact of the reduced TANF to Title XX transfer produces increased child welfare spending by $58 million.

Mental Hygiene. Fiscal 2004-05 disbursements were forecasted in the Executive Budget to be approximately $10.4 billion, with an additional $2.5 billion in Federal funds. The State mental health agencies collectively provide a wide array of services to special needs populations. Services are administered to individuals with mental illnesses, developmental disabilities and/or chemical dependencies through institutional and community-based settings. Many of these services are partially financed with State and Federal Medicaid dollars.

Estimated annual General Fund growth of $299 million is attributable primarily to increased State Operations costs including payment of an "extra" institutional facilities payroll ($95 million), local services and program enhancements and a reduction in available patient care revenues, primarily as a result of nonrecurring debt management actions ($69 million) and the expiration of the temporary 15- month increase in the Federal Medicaid matching rate ($40 million) used to support State Operations costs in the General Fund. Absent proposed budget actions, mental hygiene agencies would have otherwise experienced roughly double the projected General Fund growth of $299 million in Fiscal Year 2004-05. Higher Education. Under the Executive Budget, Fiscal Year 2004-05 disbursements were forecasted to be approximately $15.6 billion, with an additional $128 million in Federal funds and approximately $3.7 billion from other State sources. Higher education includes operational and administrative costs for the State University of New York ("SUNY") and City University of New York ("CUNY") and the Higher Education Services Corporation, which is responsible for administering grant awards to income eligible students. General Fund costs increased by $104 million in 2004-05 as a result of legislative actions in the 2003-04 Budget that deferred grant award costs into 2004-05. The Executive Budget also provided funding for higher costs at SUNY and CUNY for salaries and fringe benefits, community college enrollment growth, inflationary increases and growth in the number of grant recipients.

Debt Service. Fiscal Year 2004-05 disbursements were forecasted to be approximately $9.7 billion, with an additional $2.1 billion from other State sources. This spending is projected to be $472 million (17.2%) more than the Fiscal Year 2003-04 disbursements. Debt Service Funds are the conduits through which the State pays debt service on all State supported bonds, including general obligation bonds for which the State is constitutionally obligated to pay debt service and bonds issued by State public authorities for which the State is contractually obligated to pay debt service subject to an appropriation. Debt service is paid by transfers from the General Fund, dedicated taxes and fees, and other resources such as patient income revenues.

As estimated by the Executive Budget, the growth in the General Fund disbursements is the result of increases in net debt service payments to support capital projects for Corrections ($86 million), SUNY Educational Facilities ($71 million), CUNY ($68 million), the MTA ($41 million) and the Housing Finance Authority ($26 million), offset by modest reductions in other programs. The increase in net debt service costs related to other State-supported funds is also attributable to SUNY dormitory facilities ($32 million), Mental Hygiene facilities ($93 million), transportation ($70 million), economic development ($58 million) and educational capital programs ($38 million).

General State Charges. General State Charges ("GSCs") account for the costs of fringe benefits to State employees and retirees of the Executive, Legislative and Judicial branches, as well as for taxes on public lands and litigation. The General Fund supports approximately 85% of GSCs spending. Fringe benefit payments, many of which are mandated by statute or collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation and unemployment insurance.

Fiscal Year 2004-05 spending is forecasted to be approximately $12 billion. Higher projected contributions to the New York State and Local Retirement Systems are associated with prior year pension investment losses and the expansion of retiree benefits. Baseline projections from the State Comptroller show an employer pension contribution rate of 12.3% of payroll that would produce an annual State pension cost increase of $664 million (136.8%) . The

Executive Budget proposed a series of pension reforms that will moderate these costs and produce a total employer pension contribution of $669 million, an annual increase of $184 million (37.9%) . Providing health insurance to State employees and retirees is projected to total $2.05 billion in 2004-05, an increase of $255 million. This is attributable primarily to underlying growth of 13% in premium costs to cover the rising expense and utilization of employee health care, including escalating prescription drug costs.

Other Expenses. In addition to the programs described above, the Executive Budget included funding for Economic Development, Parks, the Environment, Public Health, Education, Public Protection, General Government, the Judiciary, and various other programs.

  $150 million in recurring State operations efficiencies;
  over $56 million in savings due to reductions in local public health programs and
  $117 million in transportation savings; and
  savings from modest 5% reductions to a variety of local assistance programs.

     All other State Funds spending was projected to increase $685 million over the previous fiscal year. Growth in other State-supported spending included economic development capital projects ($320 million), capital projects related to the E-911 program ($100 million), increased taxpayer participation and tax levy growth in STAR ($163 million), spending from the Indigent Legal Services Fund ($31 million), and inflationary increases and higher enrollment in the Elderly Pharmaceutical Insurance Coverage (EPIC) program ($73 million).

     All Governmental Funds spending for these programs was projected to increase by $1.10 billion from Fiscal Year 2003-04. This increase includes State Funds spending growth of $685 million and higher Federal spending of $416 million for, among other things, transportation-related capital projects ($172 million), implementation of the Help America Vote Act of 2002 ($142 million), and reimbursement for World Trade Center costs ($200 million).

General Fund Outyear Projections

     At the beginning of Fiscal Year 2004-05, the State faced potential budget gaps of $6.7 billion and $7.8 billion in Fiscal Years 2005-06 and 2006-07, respectively. The recurring savings in the 2004-05 Proposed Budget were projected to reduce the gaps to $2.9 billion and $4.4 billion, respectively.

Compared to those projections, the General Fund budget gaps for Fiscal Years 2005-06 and 2006-07 have increased under the 2004-05 Budget, and now are estimated at roughly $5-6 billion in Fiscal Year 2005-06 and roughly $7-8 billion in Fiscal Year 2006-07. The revised estimates reflect the Legislature's revisions to the 2004-05 Budget, new costs, the value of gubernatorial vetoes, and expected savings resulting from a FMP that will be implemented in the current fiscal year. If the Fiscal Year 2005-06 budget gap were closed entirely with recurring actions, the Fiscal Year 2006-07 gap would be reduced to $1.6 billion.

     Outyear Receipts. Receipts in Fiscal Year 2005-06 are projected to decrease by $912 million from the current year. Underlying revenue growth of $2.2 billion is expected to be offset by decreases attributable to the loss of several one-time revenues totaling approximately $1.18 billion. In addition, revenues decline due to the phase-out of the personal income tax surcharge and a .25% increase in sales tax ($621 million), the change in the clothing exemption ($429 million), the final use of the tobacco securitization proceeds ($400 million) and transfers for the Revenue Bond Tax Fund for increasing debt service costs and local property tax relief ($333 million).

     Outyear Disbursements. Spending is projected to increase by $4.8 billion in Fiscal Year 2005-06. The growth is primarily attributable to the loss of one-time savings, and growth in Medicaid, school aid, social services, higher education, mental hygiene, and employee benefits. The use of nonrecurring actions in Fiscal Year 2004-05 is expected to add roughly $883 million in costs in Fiscal Year 2005-06, as resources to lower spending are no longer available.

State Indebtedness

     General. Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financing, moral obligation and other financing through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature. The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Limitations on State-Supported Debt.

     Debt Reform Act of 2000. The Debt Reform Act of 2000 (the "Act") is intended to improve the State's borrowing practices, and it applies to all new State-supported debt issued on and after April 1, 2000. It also imposes phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital projects and established a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75% of personal income in 2000-01, and will gradually increase until it is fully phased-in at 4.0% in 2010-11. Similarly, the cap on covered debt service costs began at 0.75% of total State funds receipts in 2000-01, and will gradually increase to 5.0% in 2013-14.

     As of the most recent calculations in October 2003, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and then outstanding at 1.21% of personal income and debt service on such debt at 0.53% of total State receipts, compared to the caps of 1.25% each. DOB expects that debt outstanding and debt service costs for Fiscal Years 2003-04 and 2004-05 will also be within the statutory caps.

     Variable Rate Obligations and Related Agreements. State statutory law authorizes issuers of State-supported debt to issue a limited amount of variable rate obligations and, subject to various statutory restrictions, enter into a limited amount of interest rate exchange agreements. State law limits the use of debt instruments which result in a variable rate exposure to no more than 15% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15% of total State-supported outstanding debt. As of March 31, 2004, State-supported debt in the amount of $40.3 billion was outstanding, resulting in a variable rate exposure cap of approximately $6 billion and an interest rate exchange agreement cap of approximately $6 billion. As of March 31, 2004, there was approximately $1.9 billion, or 4.7% of total debt outstanding, in outstanding debt instruments resulting in net variable rate exposure. In addition, five authorized issuers entered into a total notional amount of $5.5 billion in interest rate exchange agreements, with a mark-to-market value of about $132 million. Both amounts are less than the statutorily cap of 15%. DOB expects that the amount of interest rate exchange agreements and net variable rate obligations will remain within the statutorily imposed limits.

State-Supported Debt.

     General Obligation Bond Programs. General obligation debt is currently authorized by the State for transportation, environment and housing purposes. The amount of general obligation bonds issued in Fiscal Year 2002-03 (excluding refunding bonds) was $244 million. Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transport, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. As of March 31, 2004, the total amount of general obligation debt authorized was $14.535 billion, of which approximately $3.8 billion was outstanding. The State currently plans to issue $150 million in general obligation bonds in Fiscal Year 2004-05.

     Lease-Purchase and Contractual-Obligation Financing Programs. Lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities has been used primarily by the State to finance the State's bridge and highway programs, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects. As of March 31, 2004, the State had authorized over $50 billion in total financing arrangements, of which approximately $40.3 billion was outstanding.

     Debt Servicing. The Debt Reduction Reserve Fund (the "DRRF") was created in 1998 to set aside resources that could be used to reduce State-supported indebtedness either through the use of the DRRF as a pay-as-you-go financing source, reduce debt service costs or defease outstanding debt. In 1998-99, $50 million was initially deposited in the DRRF. Additional deposits to the DRRF included $250 million in 1999-2000, $500 million in 2000-01, $250 million in 2001-02 and $53 million in Fiscal Year 2003-04. The State does not expect to make additional deposits to the DRRF in the current fiscal year.

     2004-05 Borrowing Plan. The State Finance Law requires the Governor to submit a five-year Capital Program and Financing Plan (the " 2004-05 Plan") with the annual budget proposed by the Governor. The proposed 2004-05 through 2008-09 Plan was released with the 2004-05 Proposed Budget, and was updated with that budget on February 14, 2004.

     The 2004-05 Plan projects issuance of $150 million in general obligation bonds; $ 877 million in Dedicated Highway and Bridge Trust Fund Bonds issued by the Thruway Authority to finance capital projects for transportation; $209 million in Mental Health Facilities Improvement Revenue Bonds; $77 million in SUNY Dormitory Facilities Revenue Bonds; $7 million in Department of Housing Revenue Bonds; and $1.9 billion in State Personal Income Tax Revenue Bonds.

Litigation

     General. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the State's finances in Fiscal Year 2004-05 or thereafter.

     Adverse developments in the proceedings could affect the ability of the State to maintain a balanced 2004-05 budget. The State believes that any 2004-05 budget will include sufficient reserves to offset the costs associated with the payment of judgments that may be required during Fiscal Year 2004-05. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2004-05 budget resources available for the payment of judgments.

     State Finance Policies. In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of State law which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield, from a not-for-profit corporation to a for-profit corporation. The State and private defendants have separately moved to dismiss the complaint. By decision dated February 28, 2003, the trial court granted the defendants' motions to dismiss. In its decision, the court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiffs' motion for a preliminary injunction. The plaintiffs and defendants have appealed from the February 28, 2003 decision. Plaintiffs served an amended complaint on April 1, 2003. On April 15, 2003, the defendants moved to dismiss the amended complaint. On October 1, 2003, the court denied defendants' motion (except as to certain individually named persons). In May 2004, the defendants' appeal was denied by the Appellate Division, and the defendants have appealed to the Court of Appeals.

     Line Item Veto. In Silver v. Pataki, the Speaker of the Assembly of the State of New York challenges the Governor's application of his constitutional line item veto to certain portions of budget bills adopted by the State Legislature. By order dated June 17, 2002, the trial court granted defendant's motion for summary judgment, dismissing the complaint. Plaintiff has appealed to the Appellate Division, First Department. On July 22, 2002, the Senate of the State of New York moved in Supreme Court to intervene and for reargument. The Appellate Division affirmed this decision on December 11, 2003. Plaintiff has appealed to the Court of Appeals.

     Gaming. In Dalton, et al. v. Pataki, et al. and Karr, et al. v. Pataki, et al., plaintiffs seek a judgment declaring as unconstitutional, under provisions of both the State and Federal constitutions, certain provisions of State law that authorize (1) the Governor to enter into tribal-State compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery (the "DOL") to license the operation of VLTs at certain race tracks in the State, and (3) the DOL to enter into a joint, multi-jurisdictional and out-of-state lottery. Plaintiffs also seek to enjoin defendants from taking any action to implement the challenged statutory provisions. On July 7, 2004, the Appellate Division upheld the constitutionality of all State actions, except the VLT licensing. All parties have appealed the order.

     Budget Process. In Pataki v. McCall, the Governor seeks a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills on August 2, 2001 and August 3, 2001 violated the State Constitution because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other appropriation bills prior to taking action on the appropriation bills submitted by the Governor. The action also seeks to enjoin the approval of vouchers submitted pursuant to the budget bills enacted by the Senate and the Assembly.

By decision and order dated November 7, 2001, the trial court grated the State

Comptroller's motion to discuss this action as against the Comptroller, and the plaintiff appealed from that order. By decision and order dated January 17, 2002, the court granted summary judgment dismissing certain affirmative defenses and declaring the actions of the Legislature in enacting the budget bills as modified or proposed by the Legislature other than the Legislative and Judiciary budget bills as a violation of the State Constitution and denied defendants' cross-motions for summary judgment. Defendants appealed from the January 17, 2002 order to the Appellate Division, which affirmed the trial court's decision on April 22, 2004. Defendants have appealed to the Court of Appeals.

     Real Property Claims. In March 1985, in Oneida Indian Nation of New York, et al. v. County of Oneida, the Supreme Court affirmed a judgment holding that the Oneida Indians had a common-law right of action against Madison and Oneida counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. The Supreme Court also held that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

     In 1998, the U.S. intervened in the case, and in December 1998 both the U.S. and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant and to seek class certification for all individuals who currently purport to hold title within the disputed land area. On September 25, 2002, the court granted the motions to amend the complaints to add the State as a defendant and to assert monetary damages, but denied the motions to seek class certification and the remedy of ejectment. On March 29, 2002, the court granted, in part, plaintiffs' motion to strike the State's defenses and counterclaims as to liability, but such defenses may still be asserted with respect to monetary damages. The court also denied the State's motion to dismiss for failure to join indispensable parties.

     Other Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al. and Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., both in the United States District Court for the Northern District of New York, and Seneca Nation of Indians, et al v. State, et al., in the United States District Court for the Western District of New York.

     In the Cayuga Indian Nation of New York case, plaintiffs see monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals. On October 1, 2003, the State served the United States Department of the Interior and the United States Department of Justice with a statement of claim asserting that the United States is jointly and severally liable with the State for the $248 million judgment and post-judgment interest. A statement of claim is a precursor to filing a proceeding in the United States Court of Claims.

     In the Canadian St. Regis Bank of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence counties were illegally transferred from their predecessors-in-interest. On July 28, 2003, the court granted, in most respects, the plaintiffs' motion to strike defenses and dismiss counterclaims. On October 20, 2003, the court denied the State's motion for a reconsideration of the July 28th decision regarding the State's counterclaims for contribution.

     In the Seneca Nation of Indians case, plaintiffs seek monetary damages and ejectment with regard to their ownership claim of certain islands in the Niagara River and the New York State Thruway right of way where it crosses the Cattaraugus reservation in Erie and Chatauqua counties. On November 17, 1999, the court granted the State's motion to dismiss the portion of the action relating to the right of way and denied the State's motion to dismiss the Federal government's damage claims. On June 21, 2002, the court granted summary judgment on the remaining portion of the action related to the Niagara River, and judgment was entered dismissing all aspects of the action. Plaintiff has appealed the judgment, which was affirmed by the Second Circuit Court on September 9, 2004.

     School Aid. In Campaign for Fiscal Equity, Inc. et al. v. State, et al., plaintiffs challenge the State's method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates the State Constitution and the Federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards. This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the federal and State Constitutions and the federal Civil Rights Act. It reversed dismissal of the claims under the State Constitution and implementing regulations of The Civil Rights Act, and remanded these claims for trial.

     By decision dated January 9, 2001, following trial, the trial court held that the State's education funding mechanism does not provide New York City students with a "sound basic education" as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to the Civil Rights Act. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court's decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

     On June 26, 2003, the Court of Appeals reversed that portion of the June 25th decision of the appeals court relating to the constitutionality claim. The Court held that the weight of credible evidence supported the trial court's conclusion that City schoolchildren were not receiving the Constitutionally mandated opportunity for a sound basic education, and further held that the plaintiffs had established a causal link between the present education funding system and the failure to provide such sound basic education. The Court remitted the case to the trial court for further proceedings in accordance with its decision. On August 3, 2004, the trial court referred the case to a recommendation panel for guidance on the best manner to implement the Court of Appeals mandate.

     Medicaid. Several cases challenge provisions of State law which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and Federal law.

     In a decision dated June 3, 2003, involving seven consolidated cases (Matter of St. James Nursing Home v. DeBuono), the trial court partially granted petitioners claims that the State violated the procedural requirements of the Boren Amendment and directed the State to recalculate the Medicaid rates associated with certain State Plan Amendments, but also dismissed petitioners' claims as to the Medicaid rates associated with other State Plan Amendments. The State has appealed from this decision.

     In related cases, New York Association of Homes and Services for the Aging, Inc. v. Novello, et al., Valley Health Services v. State and Charles T. Sitrin Health Care Center, Inc., et al. v. SONY, et al., plaintiffs seek judgments declaring, as unconstitutional, under both the State and United States Constitutions, amendments to the Health Care Workforce Recruitment & Retention Act of 2002, which impose a 6% assessment on nursing home gross receipts from patient care services and operating income. In a decision dated April 24, 2003, the Court granted summary judgment to defendants dismissing the Sitrin case. In light of this decision, the New York plaintiffs have discontinued their case.

     Tobacco Master Settlement Agreement. In Freedom Holdings Inc. et al. v. Spitzer et al., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the MSA that New York and many other states entered into with major tobacco manufacturers. The action alleged violations of the Commerce Clause, anti-trust violations and equal protection violations relating to the selective enforcement of State law on Native American reservations. The trial court granted the State's motion to dismiss for failure to state a cause of action. Plaintiffs appealed, and on January 6, 2004 the appellate court affirmed the dismissal of the Commerce Clause claim, reversed the dismissal of the anti-trust claim, and remanded the selective enforcement claim to the trial court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the validity of the MSA itself and are currently seeking preliminary injunctive relief.

APPENDIX B
Rating Categories

Description of certain ratings assigned by Standard & Poor’s Ratings Services

(“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings (“Fitch”):

S&P

Long-term

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r

The symbol ‘r’ is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

The designation ‘N.R.’ indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term
SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Commercial paper

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3

Issues carrying this designation have an adequate capacity for timely payment. The are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B

Issues rated B are regarded as having only speculative capacity for timely payment.

C

This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D

Debt rated ‘D’ is payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

Moody’s

Long-term

Aaa

Bonds rated ‘Aaa’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated ‘Aa’ are judged to be of high quality by all standards. Together with the ‘Aaa’ group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in ‘Aaa’ securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the ‘Aaa’ securities.

A

Bonds rated ‘A’ possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated ‘Baa’ are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated ‘Ba’ are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated ‘B’ generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated ‘Caa’ are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds rated ‘Ca’ represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds rated ‘C’ are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.
High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection.
Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MIG/VMIG--U.S. short-term

Municipal debt issuance ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch

Long-term investment grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. ‘CC’ ratings indicate that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. ‘DD’ ratings indicate potential recoveries in the range of 50% - 90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

‘NR’ indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC’, or to short-term ratings other than ‘F1.

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.
PART C. OTHER INFORMATION

Item 23.	Exhibits.

(a)(1) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on February 26, 1996.

(a)(2) Articles of Amendment are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on February 23, 2000.

(b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on February 23, 2000.

(d) Management Agreement.

(e) (1) Distribution Agreement.

(e) (2) Forms of Service Agreements are incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on February 26, 2001.

(g)(1) Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on January 18, 1994. Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on January 18, 1994.

(g)(2) Amendment to Custody Agreement and Foreign Custody Management Agreement are incorporated by reference to Exhibits (g)(2) and (g)(3), respectively of Post-Effective Amendment No. 28 on Form N-1, filed on February 25, 2002.

(i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on December 30, 1994.

(j) Consent of Independent Registered Public Accounting Firm.

(m) Rule 12b-1 Service Plan, as amended, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on February 26, 2001.

(p) Code of Ethics adopted by Registrant, Registrant’s Adviser and Registrant's Distributor is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on February 26, 2004.

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C-1

Item 23.	Exhibits. (continued)

Other Exhibits

(a)(1)	Powers of Attorney of the Board members is incorporated by reference to Item 23 Other
Exhibits (a) of Post-Effective Amendment No. 26 on Form N-1A, filed on February 26,
2001.

(a)(2)	Power of Attorney of Officers is incorporated by reference to Item 23 Other Exhibits
(a)(2) of Post-Effective Amendment No. 22 on Form N-1A, filed on February 25, 2002.

(b)	Certificate of Assistant Secretary is incorporated by reference to Item 23 Other Exhibits
(b) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A,
filed on February 26, 2001.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable.
Item 25.	Indemnification

Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation which are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A, filed on February 26, 1996 and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws, as amended, which are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on February 23, 2000 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Reference is also made to the Distribution Agreement.

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C-2

Item 26. Business and Other Connections of Investment Adviser.
_______

____________________________________________________

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

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C-3

ITEM 26. Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Stephen R. Byers	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director, Vice Chairman, and		Managers
Chief Investment Officer		President	9/02 - 11/02

	Dreyfus Service Corporation++	Senior Vice President	3/00 - Present

	Founders Asset Management,	Member, Board of	6/02 - Present
	LLC****	Managers

	Dreyfus Investment Advisors,	Chief Investment Officer	2/02 - Present
	Inc. ++	Director	2/02 - Present

Stephen E. Canter	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Chairman of the Board,
Chief Executive Officer and	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present
Chief Operating Officer

	Standish Mellon Asset Management	Board Manager	7/03 - Present
Company, LLC*

	Mellon Growth Advisors, LLC*	Board Member	1/02 – 7/03

	Newton Management Limited	Director	2/99 - Present
London, England

	Mellon Bond Associates, LLP+	Executive Committee	1/99 – 7/03
Member

	Mellon Equity Associates, LLP+	Executive Committee	1/99 - Present
Member

	Franklin Portfolio Associates,	Director	2/99 - Present
LLC*

	Franklin Portfolio Holdings, Inc.*	Director	2/99 - Present

	TBCAM Holdings, LLC*	Director	2/99 - Present

	Mellon Capital Management	Director	1/99 - Present
Corporation***

	Founders Asset Management	Member, Board of	12/97 - Present
	LLC****	Managers

	The Dreyfus Trust Company+++	Director	6/95 - Present
		Chairman	1/99 - Present
		President	1/99 - Present
		Chief Executive Officer	1/99 - Present

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - Present
Director and Vice Chairman	Inc.++

	Boston Safe Advisors, Inc.++	Director	10/01 - Present

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 – Present

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Allomon Corporation	Director	12/87 - Present
Two Mellon Bank Center
Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 – Present

	Mellon Ventures, Inc. +	Director	1/99 – Present

David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 – Present
Director
	Wellington-Medford II Properties, Inc.	President and Director	2/99 – Present
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 – Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 – Present

	Boston Safe Deposit and Trust	Chairman & CEO	1/99 – Present
Company*

	Newton Management Limited	Director	10/98 - Present
London, England

	Laurel Capital Advisors, LLP+	Executive Committee	8/98 – Present
Member

	Mellon Bank, N.A. +	Vice Chairman	9/01 - Present
		Exec. Management	8/01 - Present
Group

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Asset Holdings, Inc. +	President	3/99 - 12/02
		Director	6/99 - 12/02

	Mellon Global Investing Corp.+	President	1/00 - Present

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Martin G. McGuinn	Mellon Financial Corporation+	Chairman	1/99 - Present
Director		Chief Executive Officer	1/99 - Present
		Director	1/98 - Present

	Mellon Bank, N. A. +	Chairman	3/98 - Present
		Chief Executive Officer	3/98 - Present
		Director	1/98 - Present

Michael G. Millard	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director and President		Managers
		Vice President	9/02 - 11/02

	Dreyfus Service Corporation++	Chairman of the Board	4/02 - Present
		Chief Executive Officer	4/02 - Present
		Director	8/00 - Present

	Dreyfus Service Organization, Inc.	Director	4/02 - Present

	Dreyfus Insurance Agency of	Director	4/02 - 10/04
Massachusetts Inc. ++

	Founders Asset Management	Member, Board of	5/01 - Present
	LLC****	Managers

	Boston Safe Advisors, Inc. ++	Director	10/01 - Present

	MBSC LLC++	Manager, Board of	3/03 - Present
Managers

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Vice Chairman
and Director
	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	Mellon Growth Advisors, LLC*	Board Member	1/02 - 7/03

	TBC General Partner, LLC*	President	7/03 - Present

	Standish Mellon Asset Management	Board Member	7/01 - 7/03
Holdings, LLC
One Financial Center
Boston, MA 02211

	Standish Mellon Asset Management	Board Member	7/01 – Present
Company, LLC
One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 – Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

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C-6

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Newton Management Limited	Executive Committee	10/98 - Present
Vice Chairman	London, England	Member
and Director		Director	10/98 - Present
(continued)
	Mellon Global Investments Japan Ltd.	Non-Resident Director	11/98 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 – Present
Corporation***

	Certus Asset Advisors Corp.**	Director	2/97 - 7/03

	Mellon Bond Associates, LLP+	Executive Committee	1/98 - 7/03
Member
		Chairman	1/98 - 7/03

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Vice Chairman		Director	3/99 - Present
and Director
	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - Present

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

	Dreyfus Insurance Agency of	Director	5/98 - 10/04
Massachusetts, Inc.++

	Seven Six Seven Agency, Inc.++	Director	10/98 - Present

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	Mellon United National Bank	Director	3/98 - Present
Vice Chairman	1399 SW 1st Ave., Suite 400
and Director	Miami, Florida
(continued)
	Dreyfus Investment Services Company	Manager	11/01 - 12/02
	LLC+	Chairman	11/01 - 12/02
		Chief Executive Officer	11/01 - 12/02

Richard W. Sabo	Founders Asset Management	President	12/98 - Present
Director	LLC****	Chief Executive Officer	12/98 - Present

Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 – Present
Executive Vice President

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - Present
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

	The TruePenny Corporation++	President	10/98 - 11/04
		Director	3/96 - 11/04

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

William H. Maresca	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Controller		Managers
		Vice President and	9/02 - Present
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	3/99 - Present
		Treasurer	9/98 - Present
		Director	3/97 - Present

	MBSC, LLC++	Chief Financial Officer	4/02 - Present
		Manager, Board of	4/02 - Present
Managers

	Boston Safe Advisors, Inc. ++	Chief Financial Officer	10/01 - Present
and Director

	Dreyfus Service Corporation++	Chief Financial Officer	12/98 - Present
		Director	8/00 - Present

	Dreyfus Consumer Credit	Treasurer	10/98 - Present
Corporation ++

	Dreyfus Investment	Treasurer	10/98 – Present
Advisors, Inc. ++

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

William H. Maresca	Dreyfus-Lincoln, Inc.	Vice President	10/98 – 2/03
Controller	c/o Mellon Corporation	Director	2/02 – 2/03
(continued)	Two Greenville Center
4001 Kennett Pike
Suite 218
Greenville, DE 19807

	The TruePenny Corporation++	Vice President	10/98 - 11/04
		Director	2/02 - 11/04
		Treasurer	5/00 - 11/04

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	5/98 - Present

	Dreyfus Service	Treasurer	3/99 - Present
Organization, Inc.++

	Dreyfus Insurance Agency of	Treasurer	3/99 - 10/04
Massachusetts, Inc. ++

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Investment Advisors, Inc. ++	Chief Compliance	10/04 - Present
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - Present
Officer
	MBSC, LLC++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 - Present
Officer
	Boston Safe Advisors++	Chief Compliance	10/04 - Present
Officer
	Mellon Securities Services+	First Vice President	11/01 - 2/04

Lisa A. Fox	Mellon Bank, N.A. +	Vice President	10/01 - Present
Vice President -
Human Resources

Anthony Mayo	None
Vice President -
Information Systems

Angela E. Price	None
Vice President

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - Present
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 - Present

	MBSC, LLC++	Vice President - Tax	4/02 – Present

	The Dreyfus Consumer Credit	Chairman	6/99 - Present
	Corporation ++	President	6/99 - Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 - Present
Inc.++

	Dreyfus Service Organization,	Vice President - - Tax	10/96 - Present
Inc.++

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Alex G. Sciulli	AFCO Acceptance Corp.	Vice President	05/94 – Present
Vice President	110 William Street
29th Floor
New York, NY 10038-3901

	AFCO Credit Corp.	Vice President	05/94 – Present
110 William Street
29th Floor
New York, NY 10038-3901

	The Boston Company, Inc.*	Vice President	09/01 - Present

	Dreyfus Service Corporation++	Vice President	11/01 - Present

	Dreyfus Transfer. Inc.++	Vice President	11/01 - Present

	Founders Asset Management LLC****	Authorized Agent	12/01 - Present

	Franklin Portfolio Associates LLC*	Vice President	06/01 - Present

	Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present

	Mellon Bank, N.A.+	Senior Vice President	08/01 - Present

	Mellon HR Solutions LLC	Vice President	06/02 – Present
2100 N. Central Road
Fort Lee, NJ 07024

	Mellon Human Resources & Investor	Vice President	03/04 – Present
Solutions, Inc.+

	Mellon Private Trust Company, N.A.*	Vice President for	08/01 – Present
Facilities
	Mellon Trust of California	Vice President for	08/01 – Present
Facilities

	Mellon Trust of New England, N.A.*	Vice President	09/03 – Present

	Mellon Trust of New York, LLC	Vice President for	08/01 – Present
Facilities

	Mellon Trust of Washington	Vice President for	08/01 – Present
Facilities

	Mellon United National Bank	Vice President	09/01 – Present
Mellon Financial Tower
111 Brickell Avenue
Miami, FL 33131

	Standish Mellon Asset Management	Vice President	10/01 – Present
LLC
One Financial Center
Boston, MA 02210

	Katrena Corporation+	Vice President	08/01 - Present

	Laurel Capital Advisors, LLP*	Vice President	08/01 - Present

	MBC Investments Corporation+	Vice President	08/01 - Present

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Alex G. Sciulli	MFS Leasing Corp. +	Vice President	08/01 - Present
Vice President
(continued)
	MMIP, LLC+	Vice President	08/01 - Present
	Mellon Capital Management	Vice President	08/01 - Present
Corporation***
	Mellon Equity Associates, LLP+	Vice President	08/01 - Present
	Mellon Financial Markets, LLC+	Vice President	08/01 - Present
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #1+
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #4+
	Mellon Funding Corporation+	Vice President	08/01 - Present
	Mellon Insurance Agency, Inc. +	Vice President	08/01 - Present
	Mellon International Investment	Vice President	08/01 - Present
Corporation+
	Mellon International Leasing Company+	Vice President	08/01 - Present
	Mellon Leasing Corporation+	Vice President	08/01 - Present
	Mellon Overseas Investment	Vice President	08/01 - Present
Corporation+
	Mellon Trust Company of Illinois+	Vice President	08/01 - Present
	Mellon VA Partners, LLC+	Vice President	08/01 - Present
	Mellon Ventures, Inc. +	Vice President	08/01 - Present
	Pontus, Inc. +	Vice President	08/01 - Present
	Texas AP, Inc. +	Vice President	08/01 - Present
Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - Present
Vice President
James Bitetto	The TruePenny Corporation++	Secretary	9/98 - 11/04
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present
	Dreyfus Investment	Assistant Secretary	7/98 - Present
Advisors, Inc.++
	Dreyfus Service	Assistant Secretary	7/98 - Present
Organization, Inc.++
	The Dreyfus Consumer Credit	Vice President and	2/02 - Present
	Corporation++	Director

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Steven F. Newman	Dreyfus Transfer, Inc. ++	Vice President	2/97 - Present
Assistant Secretary		Director	2/97 - Present
		Secretary	2/97 - Present

	Dreyfus Service	Secretary	7/98 - Present
Organization, Inc.++

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.

**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.

***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.

****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.

+ The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.

++ The address of the business so indicated is 200 Park Avenue, New York, New York 10166.

+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

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Item 27. Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	CitizensSelect Funds
2.	Dreyfus A Bonds Plus, Inc.
3.	Dreyfus Appreciation Fund, Inc.
4.	Dreyfus Balanced Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Mortgage Securities Fund
7.	Dreyfus BASIC U.S. Government Money Market Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus California Intermediate Municipal Bond Fund
10.	Dreyfus California Tax Exempt Bond Fund, Inc.
11.	Dreyfus California Tax Exempt Money Market Fund
12.	Dreyfus Cash Management
13.	Dreyfus Cash Management Plus, Inc.
14.	Dreyfus Connecticut Intermediate Municipal Bond Fund
15.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
16.	Dreyfus Fixed Income Securities
17.	Dreyfus Florida Intermediate Municipal Bond Fund
18.	Dreyfus Florida Municipal Money Market Fund
19.	Dreyfus Founders Funds, Inc.
20.	The Dreyfus Fund Incorporated
21.	Dreyfus GNMA Fund, Inc.
22.	Dreyfus Government Cash Management Funds
23.	Dreyfus Growth and Income Fund, Inc.
24.	Dreyfus Growth and Value Funds, Inc.
25.	Dreyfus Growth Opportunity Fund, Inc.
26.	Dreyfus Index Funds, Inc.
27.	Dreyfus Institutional Cash Advantage Funds
28.	Dreyfus Institutional Money Market Fund
29.	Dreyfus Institutional Preferred Money Market Funds
30.	Dreyfus Insured Municipal Bond Fund, Inc.
31.	Dreyfus Intermediate Municipal Bond Fund, Inc.
32.	Dreyfus International Funds, Inc.
33.	Dreyfus Investment Grade Funds, Inc.
34.	Dreyfus Investment Portfolios
35.	The Dreyfus/Laurel Funds, Inc.
36.	The Dreyfus/Laurel Funds Trust
37.	The Dreyfus/Laurel Tax-Free Municipal Funds
38.	Dreyfus LifeTime Portfolios, Inc.
39.	Dreyfus Liquid Assets, Inc.
40.	Dreyfus Massachusetts Intermediate Municipal Bond Fund
41.	Dreyfus Massachusetts Municipal Money Market Fund
42.	Dreyfus Massachusetts Tax Exempt Bond Fund
43.	Dreyfus Midcap Index Fund, Inc.
44.	Dreyfus Money Market Instruments, Inc.
45.	Dreyfus Municipal Bond Fund, Inc.
46.	Dreyfus Municipal Cash Management Plus

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47.	Dreyfus Municipal Funds, Inc.
48.	Dreyfus Municipal Money Market Fund, Inc.
49.	Dreyfus New Jersey Intermediate Municipal Bond Fund
50.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
51.	Dreyfus New York Municipal Cash Management
52.	Dreyfus New York Tax Exempt Bond Fund, Inc.
53.	Dreyfus New York Tax Exempt Intermediate Bond Fund
54.	Dreyfus New York Tax Exempt Money Market Fund
55.	Dreyfus U.S. Treasury Intermediate Term Fund
56.	Dreyfus U.S. Treasury Long Term Fund
57.	Dreyfus 100% U.S. Treasury Money Market Fund
58.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59.	Dreyfus Pennsylvania Municipal Money Market Fund
60.	Dreyfus Premier California Municipal Bond Fund
61.	Dreyfus Premier Equity Funds, Inc.
62.	Dreyfus Premier Fixed Income Funds
63.	Dreyfus Premier International Funds, Inc.
64.	Dreyfus Premier GNMA Fund
65.	Dreyfus Premier Manager Funds I
66.	Dreyfus Premier Manager Funds II
67.	Dreyfus Premier Municipal Bond Fund
68.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
69.	Dreyfus Premier New Leaders Fund, Inc.
70.	Dreyfus Premier New York Municipal Bond Fund
71.	Dreyfus Premier Opportunity Funds
72.	Dreyfus Premier State Municipal Bond Fund
73.	Dreyfus Premier Stock Funds
74.	The Dreyfus Premier Third Century Fund, Inc.
75.	Dreyfus Premier Value Equity Funds
76.	Dreyfus Premier Worldwide Growth Fund, Inc.
77.	Dreyfus Short-Intermediate Government Fund
78.	Dreyfus Short-Intermediate Municipal Bond Fund
78.	The Dreyfus Socially Responsible Growth Fund, Inc.
79.	Dreyfus Stock Index Fund, Inc.
80.	Dreyfus Tax Exempt Cash Management
81.	Dreyfus Treasury Cash Management
82.	Dreyfus Treasury Prime Cash Management
83.	Dreyfus Variable Investment Fund
84.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
85.	General California Municipal Bond Fund, Inc.
86.	General California Municipal Money Market Fund
87.	General Government Securities Money Market Funds, Inc.
88.	General Money Market Fund, Inc.
89.	General Municipal Bond Fund, Inc.
90.	General Municipal Money Market Funds, Inc.
91.	General New York Municipal Bond Fund, Inc.
92.	General New York Municipal Money Market Fund
93.	Mellon Funds Trust

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\j32-MSW-07-16-04.doc-019-004

(b)

Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Michael G. Millard *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
James Neiland*	Executive Vice President and Director	None
Irene Papadoulis **	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
Noreen Ross *	Executive Vice President	None
Richard Sabo ***	Executive Vice President	None
William H. Maresca *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Stephen R. Byers *	Senior Vice President	Executive Vice President
Walter Kress *	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Michael Schuermann **	Senior Vice President	None
Bret Young *	Senior Vice President	None
Jane Knight *	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President – Compliance	Anti-Money Laundering
Compliance Officer
Tracy Hopkins *	Vice President	None
Donna Impagliazzo *	Vice President – Compliance	None
Mary Merkle *	Vice President – Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President – Compliance	None
Anthony Nunez *	Vice President – Finance	None
Gary Pierce *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President – Finance	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	None
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\j33-MSW-10-18-04.doc-019/023

Item 28.	Location of Accounts and Records

	1.	The Bank of New York
One Wall Street
New York, New York 10286

	2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

	3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\j33-MSW-10-18-04.doc-019/023

SIGNATURES
__________

Pursuant to the requirements of the Securities Act of 1933 and to the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 22nd day of February, 2005.

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.

BY:	/s/Stephen E. Canter*
STEPHEN E. CANTER, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Stephen E. Canter *	President	02/22/05
(Principal Executive Officer)

Stephen E. Canter

/s/James Windels *	Treasurer	02/22/05
(Principal Financial Accounting and

James Windels	Officer)

/s/Joseph S. DiMartino*	Chairman of the Board	02/22/05
of Directors

Joseph S. DiMartino

/s/Clifford L. Alexander, Jr.*	Director	02/22/05

Clifford L. Alexander, Jr.

/s/ Peggy C. Davis*	Director	02/22/05

Peggy C. Davis

/s/Ernest Kafka*	Director	02/22/05

Ernest Kafka

J36-036-949-036 02/11/05

/s/Nathan Leventhal*	Director	02/22/05

Nathan Leventhal

*BY:	/s/ Janette E. Farragher

Janette E. Farragher,
Attorney-in-Fact

J36-036-949-036 02/11/05

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.

INDEX OF EXHIBITS
(d)	Management Agreement.
(e) (1)	Distribution Agreement.
(j)	Consent of Independent Registered Public
Accounting Firm.